(ICON)

Prudential
Municipal
Bond Fund

------------------------
High Yield Series
Insured Series
Intermediate Series

SEMI
ANNUAL
REPORT
Oct. 31, 1996

(LOGO)

Portfolio
Managers' Report

The last six months have been good to shareholders of the Prudential Municipal
Bond Fund. Moderating economic growth and controlled inflation nudged tax-free municipal interest rates slightly, providing some price gains as well as interest income.

Performance varied among the three Series, as might be expected by their differing objectives. The High Yield Series performed the best of the three because it holds bonds with the highest coupons, lowest credit quality and longest maturities. The bonds in the Insured Series hold the highest quality credit rating -- Triple A -- so they carry lower interest rates than lower quality bonds. The Intermediate Series holds bonds with shorter maturities and lower yields, so it will generally trail the other two Series when interest rates are falling. (It tends to provide more price protection when interest rates rise.)

As the charts on the following pages show, the High Yield
Series and Insured
Series performed competitively with the average comparable fund measured by
Lipper Analytical Services. The Intermediate Series trailed its peer group because it held longer maturities than competing funds when interest rates were rising.

Rates Were Volatile. . .
Although tax-free municipal bond interest rates fell over the past six months, they did not do so in a straight line. In fact, interest rates fluctuated quite a bit, as investors tried to fathom whether economic growth was slowing down or picking up. Faster growth tends to raise interest rates and inflation, which reduces bond prices, while slow, steady growth can bring falling interest rates, raising bond prices.

Economic growth in the U.S. started off slowly in 1996, then heated up, before cooling again in the third quarter. In fact, the economic growth rate more than doubled from the first to the second quarter, before dropping in the third quarter to nearly half the rate of the second. Although jobs grew sharply, and wages started to inch up faster, inflation remained contained. Many investors had expected inflation to rise because the cost of labor typically amounts to about two-thirds of the price of finished goods.

 . . . But Are Lower Now.
As investors disagreed over the potential course of inflation, interest rates fluctuated between 5.92% and 6.34% over the six months, as measured by the
Bond Buyer's Revenue Bond Index, a widely used industry barometer of bonds maturing in 30 years. The rate fell to 5.94% on October 31, down from 6.16% on
April 25.

To protect assets as interest rates changed, we adjusted each Series' duration, which measures the sensitivity of a portfolio to changes in interest rates.
The longer the duration, the more likely the Series' value will appreciate in price as interest rates fall, and vice-versa. We were least successful with the Intermediate Series, which held a duration that was too long when interest rates were rising.

Let's discuss each portfolio in detail.

How Investments Compared.
(As of 10/31/96)

(GRAPH)

 U.S.    General  General     U.S.
Growth    Bond   Muni Debt   Taxable
Funds    Funds    Funds     Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter J. Allegrini, Fund Manager
(PHOTO)
Prudential Municipal Bond Fund:
High Yield Series

Performance At A Glance.

Cumulative Total Returns1                         As of
10/31/96
                               Six      One      Five
Since
                              Months    Year     Years
Inception2
                    Class A    5.2%     6.1%     43.4%
64.7%
                    Class B    5.0      5.6      40.5
106.1
                    Class C    4.9      5.3      N/A
15.4
                    Class Z    N/A      N/A      N/A
1.6
Lipper High Yield Muni Avg3    4.6      5.7      40.7
107.1


Average Annual Total Returns1                      As of
9/30/96
                                 One           Five
Since
                                 Year          Years
Inception2
                    Class A      3.1% (3.0)4    6.7% (6.6)4
7.1% (7.0)4
                    Class B      0.9  (0.8)4    6.8  (6.7)4
8.2 (8.1)4
                    Class C      4.6   4.5)4    N/A
6.3 (6.2)4

Dividends and
Yields
As of 10/31/96

Taxable Equivalent Yield5
                         Total Dividends          30-Day
At Tax Rates Of
                         Paid for Six Mos.      SEC Yield
36%           39.6%
               Class A      $0.36             5.85% (5.80)4
9.14% (9.09)4   9.69% (9.64)4
               Class B      $0.33             5.64  (5.59)4
8.81  (8.76)4   9.34  (9.29)4
               Class C      $0.32             5.39  (5.34)4
8.42  (8.37)4   8.92  (8.87)4
               Class Z      $0.09             6.15  (6.10)4
9.61  (9.56)4  10.18  (10.13)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares have no service or 12b-1 fee. Class Z shares have been in existence for less than one year and average annual total returns are not available.

2Inception dates: 1/22/90 for Class A; 9/17/87 for Class B;
8/1/94 for Class C;
and 9/12/96 for Class Z.

3The Lipper fund average includes 43 funds for six months, 43 funds for one year, 20 funds for five years and 17 funds since inception of the Class B shares on 9/17/87.

4The numbers in parentheses () show the Series' average annual returns, 30-day
SEC yield and taxable equivalent yields without waiver of management fees and/or expense subsidization.

5Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

We seek to maximize income that is eligible for exclusion from federal income taxes by investing in non-investment grade municipal bonds that are rated B or better by recognized rating agencies such as Standard & Poor's Corp. (S&P) or
Moody's Investors Service Inc., or unrated bonds that our analysts believe to be of comparable quality. On October 31, 1996, approximately 52% of the portfolio was comprised of non-investment grade municipal bonds rated BB or below (or unrated bonds of comparable quality), a decrease from 57% on April
30, 1996. There can be no assurance that the Series will achieve its investment objective.

Portfolio Breakdown.
Expressed as a percentage of
total investments as of 10/31/96.

(GRAPH)

                                          High Yield Series

What Went Well.

Quality Helps.
A high yield fund needs quality bonds, too, so our shareholders can benefit from rising bond prices when interest rates fall since these bonds react more quickly and accurately to changing interest rates. As rates declined over the last six months, we were glad we held about a third of assets in bonds rated
BBB (the lowest investment grade rating) or higher. Many of these bonds were not callable (they can't be redeemed by the issuer before due) and were purchased below their face value (so they can appreciate when they mature).
Some were zero coupon bonds, whose prices will appreciate the most when interest rates fall.

We Like California.
After Orange County, CA, filed for bankruptcy in 1994, many investors were reluctant to buy any municipal bonds issued in California.
We suspected the
situation would not be permanent, so we watched for buying opportunities, occasionally adding to our holdings. This year our strategy has paid off, because investors like California again. Unemployment there hit a four-year low, the state's credit rating was upgraded, and Orange
County emerged from
bankruptcy. Bond prices rose, so we took advantage of the opportunity and sold some of our holdings.

And Not So Well.

Risk vs. Reward.
We can offer shareholders high yield potential because we buy bonds that have higher credit risks. We choose cautiously, first asking our strong team of credit analysts to carefully review bonds before we make a purchase. For further protection, we diversify our holdings. But sometimes it seems that we can never have enough insulation from credit shocks in the high yield municipal bond market. This year our performance suffered because we held bonds that were sold to finance environmentally-friendly projects: a paper de-inking and recycling facility in Michigan and resource recovery bonds, particularly a waste to energy facility in Illinois. The Michigan bonds were hurt severely when the price of pulp paper plummeted this year, threatening the profitability of the project. The Illinois bonds lost a third of their value, but then later recovered after a successful restructuring of the debt. We did experience a loss on these bonds.

Five Largest Issuers.
2.0%         Chicago, IL
             O'Hare Airport
1.9%         Washington State
             Public Power Supply
1.9%         New Jersey
             State Economic Development
1.8%         Claiborne County, MS
             Pollution Control Revenue
1.7%         New Jersey
             State Transit Trust Fund

Expressed as a percentage of total net assets as of 10/31/96.

       Credit Quality.
Expressed as a percentage of
total investments as of 10/31/96.

        (PIE CHART)
------------------------------------------------------------
-------------------

Marie Conti, Fund Manager
(PICTURE)
Prudential Municipal Bond Fund:
Insured Series
Performance At A Glance.

Cumulative Total Returns1                                 As
of 10/31/96
                              Six      One       Five
Since
                             Months    Year     Years
Inception2
                Class A       4.5%     4.9%      39.3%
63.0%
                Class B       4.3      4.5       36.6
99.0
                Class C       4.1      4.2        N/A
14.6
                Class Z       N/A      N/A        N/A
1.4
Lipper Insured Muni Avg3      4.5      5.0       39.7
107.6

Average Annual Total Returns1
As of 9/30/96
                                 One          Five
Since
                                Year          Years
Inception2
               Class A      2.4% (2.3)4     6.2% (6.1)4
6.9% (6.8)4
               Class B      0.1  (0.0)4     6.3  (6.2)4
7.8  (7.7)4
               Class C      3.9  (3.8)4        N/A
6.0  (5.9)4

Dividends
  and
 Yields
Taxable Equivalent Yield5
  As of                  Total Dividends           30-Day
At Tax Rates Of
 10/31/96               Paid for Six Mos.        SEC Yield
36%             39.6%
            Class A          $0.28             4.61% (4.56)4
7.20% (7.15)4   7.63% (7.58)4
            Class B          $0.25             4.35  (4.30)4
6.80  (6.75)4   7.20  (7.15)4
            Class C          $0.24             4.10  (4.05)4
6.41  (6.36)4   6.79  (6.74)4
            Class Z          $0.07             5.16  (5.11)4
8.06  (8.01)4   8.54  (8.49)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when
redeemed, may be worth
more or less than their original cost.
1Source: Prudential Mutual Fund Management and Lipper
Analytical Services. The
cumulative total returns do not take into account sales
charges. The average
annual total returns do take into account applicable sales
charges. The Fund
charges a maximum front-end sales load of 3% for Class A
shares and a declining
contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%,
1% and 1% for six
years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B
shares automatically convert to Class A  shares on a
quarterly basis, after
approximately seven years. Class Z shares have no service or
12b-1 fee. Class Z
shares have been in existence for less than one year and
average annual total
returns are not available.
2Inception dates: 1/22/90 for Class A; 9/17/87 for Class B;
8/1/94 for Class C;
and 9/12/96 for Class Z.
3The Lipper fund average includes 51 funds for six months,
49 funds for one
year, 20 funds for five years and 17 funds since inception
of the Class B
shares on 9/17/87.
4The number in parentheses () show the Series' average
annual returns, 30-day
SEC yield and taxable equivalent yields without waiver of
management fees
and/or expense subsidization.
5Some investors may be subject to the federal alternative
minimum tax and/or
state and local taxes. Taxable equivalent yields reflect
federal taxes only.
The Insured Series invests primarily in AAA-rated municipal
obligations, or
in municipal obligations whose timely coupon and principal
payments (but not
market value) are insured by a municipal bond insurance
company rated AAA by
S & P, Aaa by Moody's, or other nationally recognized
statistical rating
organization. The Series may also invest up to 5% of its
total assets in
municipal obligations rated A/A or Aa/AA by Moody's or S&P,
respectively,
although it held no such securities as of October 31, 1996.
There can be no
assurance that the Series will achieve its investment
objective.
Our bonds are insured by: MBIA Insurance Corp., AMBAC
Indemnity Corp.,
Financial Guaranty Insurance Co. and Financial Security
Assurance Inc.

    Portfolio Breakdown.
Expressed as a percentage of
total investments as of 10/31/96.
        (CHART)
------------------------------------------------------------
-------------------
2

                                           Insured Series

What Went Well.
Consistency Counts.
The prices of insured bonds can be quite volatile because they are almost entirely a function of interest rates, which have fluctuated quite a bit in recent years. To protect ourselves from the widest day-to-day changes, we've developed a strategy to smooth out some of the extremes in prices. We tend to hold about 30% of assets in bonds priced below par or face value (discount bonds), because they will appreciate when interest rates fall. We also generally hold about half of our assets in bonds with above-market prices
(premium bonds), which will hold their prices well should interest rates rise.
The remaining bonds we hold will be priced very close to par value. This structure should offer more protection against rising interest rates while still providing price appreciation potential should interest rates continue to fall.

From Housing
To Hospitals.
The types of bonds we own are important to this strategy, too. For example, we've substantially reduced our holdings in housing bonds (from 12% of net assets a year ago to 1% now) because they are callable. These bonds don't always perform as well as noncallable bonds when interest rates fall, because price depends on the call date, and that can't be known with certainty. When we sold these bonds, we replaced many of them with hospital bonds, which tend to carry higher yields (and better call protection).

We Like California.
After Orange County, CA, filed for bankruptcy in 1994, many investors were reluctant to buy any municipal bonds issued in California.
We suspected the
situation would not be permanent, so we watched for buying opportunities, occasionally adding to our holdings. This year our strategy has paid off, because investors like California again. Unemployment there hit a four-year low, the state's credit rating was upgraded, and Orange
County emerged from
bankruptcy. Bond prices have risen, so we took advantage of the opportunity and reduced our holdings there.

And Not So Well.
Interest rates have fluctuated quite a bit over the past six months, so we've had to frequently adjust our duration, a measure of the Series' sensitivity to changes in interest rates. The shorter the duration, the better the Series is protected against rising interest rates. In May, our duration was as high as
9.5 years, because we thought economic growth would remain slow, and interest rates would fall. Instead, growth heated up, driving interest rates high.
Our duration was still fairly higher late in the summer. We wish we had shortened our duration more. As of October 31, we had a comparatively shorter duration of 8.6 years.

Five Largest
Issuers.
2.6%  Austin Texas
      Utility Systems
2.5%  NJ Economic
      Development Authority
      Market Transition Facility
2.5%  San Jose, CA
      Redevelopment
1.9%  Grand River Dam, OK
1.9%  Miami, FL
      Baptist Health Facility
Expressed as a percentage of total net assets as of 10/31/96.
      Credit Quality.

Expressed as a percentage of
total investments as of 10/31/96.
         (CHART)
------------------------------------------------------------
-----------------

Marie Conti, Fund Manager
(PICTURE)
Prudential Municipal Bond Fund:
Intermediate Series
Performance At A Glance.

Cumulative Total Returns1                                 As
of 10/31/96
                                     Six      One       Five
Since
                                    Months    Year     Years
Inception2
                       Class A        2.6%     3.4%
34.7%     55.9%
                       Class B        2.5      3.0
32.1      82.8
                       Class C        2.3      2.7
N/A      10.6
                       Class Z        N/A      N/A
N/A       1.1
Lipper Intermediate Muni Avg3         3.3      4.3
35.5      90.1

Average Annual Total Returns1
As of 9/30/96
                                 One          Five
Since
                                Year          Years
Inception2
              Class A       0.4% (0.3)4     5.5% (5.4)4
6.3% (6.2)4
              Class B      -1.8  (-1.7)4    5.6  (5.5)4
6.8  (6.7)4
              Class C       2.0   (1.9)4        N/A
4.4  (4.3)4

Dividends
  and
 Yields
Taxable Equivalent Yield5
  As of                  Total Dividends           30-Day
At Tax Rates Of
 10/31/96               Paid for Six Mos.        SEC Yield
36%             39.6%
              Class A       $0.23              4.02% (3.97)4
6.28% (6.23)4   6.66% (6.61)4
              Class B       $0.2               3.75  (3.70)4
5.86  (5.81)4   6.21  (6.16)4
              Class C       $0.19              3.49  (3.44)4
5.45  (5.40)4   5.78  (5.73)4
              Class Z       $0.07              5.18  (5.13)4
8.09  (8.04)4   8.58  (8.53)4

Past performance is not a guarantee of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares have no service or 12b-1 fee. Class Z shares have been in existence for less than one year and average annual total returns are not available.
2Inception dates: 1/22/90 for Class A; 9/17/87 for Class B;
8/1/94 for Class C;
and 9/12/96 for Class Z.
3The Lipper fund average includes 141 funds for six months, 134 funds for one year, 33 funds for five years and 22 funds since inception of the Class B shares on 9/17/87.
4The numbers in parentheses () show the Series' average annual returns, 30-day
SEC yield and taxable equivalent yields without waiver of management fees and/or expense subsidization.
5Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

The Intermediate Series seeks to provide a high level of income that is eligible for exclusion from federal income taxes, consistent with preservation of capital. It invests primarily in investment grade municipal bonds with three- to 15-year maturities, and will have a dollar-weighted average portfolio maturity of more than three years and less than 10 years. The Series is structured to be less price sensitive to interest rate changes than if it held only longer term bonds. There can be no assurance that the Series will achieve its investment objective.

   Portfolio Breakdown.
Expressed as a percentage of
total investments as of 10/31/96.

         (CHART)
------------------------------------------------------------
---------------
4

                                            Intermediate
Series
What Went Well.
We Like California.
After Orange County, CA, filed for bankruptcy in 1994, many investors were reluctant to buy any municipal bonds issued in California. We suspected the situation would not be permanent, so we watched for buying opportunities, occasionally adding to our holdings. This year our strategy has paid off, because investors like California again. Unemployment there hit at a four-year low, the state's credit rating was upgraded and Orange County emerged from bankruptcy. Although bond prices have risen mores so for longer maturities than the intermediate, we still think there is value here.More Insurance.As buyers become more quality conscious, more tax-free municipal bonds are being issued with insurance. In the first nine months of 1996, 48% of all new bonds issued nationally were insured. As a result, insured bonds in our fund totaled
65% of assets as of October 31, up from 58% six months earlier. This benefits the investor, because payment of both interest and principal of a bond are guaranteed by an insurance company. Of course, no insurance is available to prevent the price of bonds, and bond funds, from fluctuating day to day.

And Not So Well.
Too Long, For Too Long.
Interest rates have moved up and down quite a bit over the past six months, so we've had to adjust our duration, a measure of the Series' sensitivity to changes in interest rates. The shorter the duration, the better the Series is protected against rising interest rates. Six months ago, our duration was relatively high for an intermediate fund at 6.0 years, because we thought that economic growth would continue to be slow, and interest rates would fall.
Instead, economic growth heated up, driving interest rates higher. Our duration was still fairly high late in the summer. We wish we had shortened our duration more. As of October 31, we had a shorter duration of 5.4 years.

The Outlook.
We're optimistic that inflation will remain low and economic growth moderate, a healthy climate for bond investors. We've been concerned this year as pressures for higher wages mounted while employment steadily rose. This could lead to higher overall price inflation, forcing the Federal Reserve to raise short-term interest rates. But so far, measurable inflation has not posed a threat.
As for 1997, Prudential's economists expect slower economic growth and benign inflation. That's good for bonds, and for those invested in bond funds -- because we believe bond funds are a long-term investment.

Five Largest
Issuers.
7.2%   New Jersey
       Economic Development
       Authority
6.3%   Orange County, CA
       Recovery Certificates of
       Participation
6.1%   Washington State Public
       Power
       Nuclear Project #2/#3
4.8%   Oklahoma
       Industrial Development Authority
3.5%   Austin, TX
       Pollution Control
       Revenue
Expressed as a percentage of total net assets as of 10/31/96.

    Credit Quality.
 Expressed as a percentage of
total investments as of 10/31/96.

        (CHART)
------------------------------------------------------------
----------------

President's Letter
December 2, 1996
       (PICTURE)

Dear Shareholder:
For many investors, 1996 may well be the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones Industrial
Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October.
America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.
This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for 1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up. (Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.
Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered Representative can help you:
- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds (foreign & domestic) and money market funds you may be in a better position to achieve your long-term goals and to weather periods of uncertainty.
- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM Variable Annuity offers you many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-rate investment options offering a broad array of investment objectives and styles.
- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996. The
IRS deadline is April 15, 1997, but it's best to act sooner.Why not contact your
Financial Advisor or Registered Representative today? If you are interested in
Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,

Richard A. Redeker
President
P.S. Your 1997 Prudential IRA contribution may qualify you for a waiver of the annual custodial fee. Ask your financial representative for details.

------------------------------------------------------------
------------------
6

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.7%
------------------------------------------------------------
------------------------------------------------------------
------
Alabama--0.4%
Ft. Payne Ind. Dev. Brd. Rev., Gametime Inc.
NR               10.25%       8/01/09   $  4,119     $
4,443,618
------------------------------------------------------------
------------------------------------------------------------
------
Arizona--1.0%
Ft. Mojave Indian Tribe Wtr. & Swr. Rev.
NR               10.25        9/01/19      3,000(g)
1,500,000
Pima Cnty. Ind. Dev. Auth., Multifam. Mtge. Rev., La
   Cholla Proj.
NR                8.50        7/01/20      9,960
8,690,100

--------------

10,190,100
------------------------------------------------------------
------------------------------------------------------------
------
California--10.4%
California Hsg. Fin. Agcy. Rev., Home Mtge., Ser. G
Aa                8.15        8/01/19        955
995,502
Corona Ctfs. of Part., Vista Hosp. Sys. Inc., Ser. C
NR                8.375       7/01/11     10,000
10,034,100
Delano Ctfs. of Part., Regl. Med. Ctr., Ser. 92A
NR                9.25        1/01/22      6,820
7,647,675
Folsom Spec. Tax Dist. No. 2
NR                7.70       12/01/19      3,130
3,279,207
Long Beach Redev. Agcy. Hsg.,
   Multifam. Hsg. Rev., Pacific Court Apts.
NR                6.80        9/01/13      3,805(g)
2,663,500
   Multifam. Hsg. Rev., Pacific Court Apts.
NR                6.95        9/01/23      6,195(g)
4,336,500
Los Angeles Regl. Arpts. Impvt. Corp., Cont. Air
   Sublease
NR                9.25        8/01/24     10,345
11,710,126
Orange Cnty. Cmnty. Loc. Trans. Auth., Reg. Linked
   Savrs. & Ribs
Aa                6.20        2/14/11      7,000
7,323,470
Richmond Redev. Agcy. Rev., Multifam. Bridge Affordable
   Hsg.
NR                7.50        9/01/23     10,000
10,032,900
Roseville Joint Union H.S. Dist.,
   Ser. B, F.G.I.C.
Aaa             Zero          8/01/09      1,740
869,026
   Ser. B, F.G.I.C.
Aaa             Zero          8/01/11      1,890
832,091
   Ser. B, F.G.I.C.
Aaa             Zero          8/01/14      2,220
804,661
Sacramento City Fin. Auth. Rev., Tax Alloc. , M.B.I.A.
Aaa             Zero         11/01/15      5,695
1,918,987
Sacramento Cnty. Spec. Tax Rev.,
   Dist. No. 1, Elliot Ranch
NR                8.20        8/01/21      3,750
3,929,212
   Dist. No. 1, Laguna Creek Ranch
NR                8.25       12/01/20      4,500
4,825,620
San Joaquin Hills Trans. Corr. Agcy.,
   Toll Rd. Rev.
NR              Zero          1/01/11     12,900
4,934,250
   Toll Rd. Rev.
NR              Zero          1/01/14      8,420
2,879,051
   Toll Rd. Rev.
NR              Zero          1/01/22     25,000
5,084,250
   Toll Rd. Rev.
NR              Zero          1/01/25     10,000
1,672,800
Santa Margarita/Dana Point Auth., Impvt. Dist.,
   Ser. A, M.B.I.A.
Aaa               7.25        8/01/13      1,990
2,392,736
   Ser. B, M.B.I.A.
Aaa               7.25        8/01/12      3,000
3,602,280
So. California Pub. Pwr. Auth. Trans., Cap. Apprec.
Aa              Zero          7/01/14      8,500
3,069,095
So. San Francisco Redev. Agcy., Tax Alloc., Gateway
   Redev. Proj.
NR                7.60        9/01/18      2,375
2,521,134
So. Tahoe Joint Pwrs. Fin.
NR                8.00       10/01/01      5,795
5,774,718

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
California (cont'd.)
Victor Valley Union H.S. Dist.,
   Gen. Oblig., M.B.I.A.
Aaa              Zero         9/01/12   $  3,605     $
1,482,881
   Gen. Oblig., M.B.I.A.
Aaa              Zero         9/01/14      4,740
1,709,860
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/16      3,990
1,271,493

--------------

107,597,125
------------------------------------------------------------
------------------------------------------------------------
------
Colorado--2.7%
Eagle Cnty. Co., Lake Creek Affordable Hsg., Ser. A
NR                8.00%      12/01/23     11,610
12,081,018
San Miguel Cnty., Mountain Vlge. Met. Dist.
NR                8.10       12/01/11      3,200
3,569,024
Superior Met. Dist. No. 1, Wtr. & Swr.,
   Rev.
NR                7.50       12/01/98      2,400
2,486,568
   Rev.
NR                8.50       12/01/13      8,900
9,720,580

--------------

27,857,190
------------------------------------------------------------
------------------------------------------------------------
------
Connecticut--1.2%
Connecticut St. Dev. Auth. Swr., Netco Waterbury Ltd.
NR                9.375       6/01/16      8,000
8,300,560
Connecticut St. Dev. Auth. Wtr. Facs., Bridgeport
   Hydraulic Co. Proj.
A+(c)             6.00        9/01/36      4,000
3,910,760

--------------

12,211,320
------------------------------------------------------------
------------------------------------------------------------
------
District Of Columbia--1.5%
Dist. of Columbia Rev.,
   Ser. A, M.B.I.A.
Aaa               6.50        6/01/10      6,000
6,653,640
   Nat'l. Public Radio
NR                7.625       1/01/18      8,800
9,308,376

--------------

15,962,016
------------------------------------------------------------
------------------------------------------------------------
------
Florida--5.5%
Crossings At Fleming Island Cmnty. Dev. Dist., Clay City
NR                8.25        5/01/16      8,000
8,520,640
Escambia Cnty. Hlth. Facs. Auth. Rev.,
   Azalea Trace
NR                9.25        1/01/06      2,605
2,758,799
   Baptist Hosp. Ref., Ser. A
BBB+(c)           8.60       10/01/02      3,900
4,206,072
Florida Hsg. Fin. Agcy., Palm Aire Proj., Multifam.
   Mtge. Rev.
NR               10.00        1/01/20      9,448(g)
6,519,459
No. Springs Impvt. Dist. Wtr. Mgt.,
   Ser. A
NR                8.20        5/01/24      1,980
2,102,384
   Ser. A
NR                8.30        5/01/24      1,740
1,859,590
Orlando Util. Comm., Wtr. & Elec. Rev., Ser. D
Aa                6.75       10/01/17      2,000
2,335,840
Palm Beach Cnty. Hsg. Auth., Banyan Club Apts.
NR                7.75        3/01/23      4,555
4,862,736
Sarasota Hlth. Facs., Kobernick Hsg. Meadow Park Proj.
Aaa              10.00        7/01/22      6,920(d)
8,692,074

------------------------------------------------------------
--------------------
-----8                                       See Notes to
Financial Statements.

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Florida (cont'd.)
Seminole Cnty. Ind. Dev. Auth. Rev., Fern Park
NR                9.25%       4/01/12   $  6,175     $
6,610,708
Tampa Rev., Aquarium Proj.
NR                7.75        5/01/27      7,500(d)
8,769,825

--------------

57,238,127
------------------------------------------------------------
------------------------------------------------------------
------
Georgia--2.8%
Atlanta Urban Res. Fin. Auth., Clark Atlanta Univ. Dorm.
   Proj.
NR                9.25        6/01/10      4,625(d)
5,408,382
Effingham Cnty. Dev. Auth., Ft. Howard Corp.
B1                7.90       10/01/05     10,000
10,425,700
Fulton Cnty. Wtr. & Swr. Rev., F.G.I.C.
Aaa               6.375       1/01/14      6,000
6,663,060
Georgia St.,
   Ser. C
Aaa               6.25        8/01/10      3,830
4,217,213
   Ser. C
Aaa               6.25        8/01/11      2,040
2,245,224

--------------

28,959,579
------------------------------------------------------------
------------------------------------------------------------
------
Hawaii--0.7%
Hawaii Cnty. Impvt. Dist. No. 17
NR                9.50        8/01/11      6,790
7,166,234
------------------------------------------------------------
------------------------------------------------------------
------
Idaho--0.3%
Nez Perce Cnty. Poll. Ctrl. Rev., Potlatch Corp. Proj.
A-(c)             6.00       10/01/24      3,000
2,993,760
------------------------------------------------------------
------------------------------------------------------------
------
Illinois--8.8%
Chicago Brd. Edl., Lease Ctfs., Ser. A, M.B.I.A.
Aaa               6.00        1/01/20     14,000
14,664,580
Chicago O'Hare Int'l. Arpt.,
   Amer. Airlines Proj., Ser. B
Baa2              8.20       12/01/24      1,000
1,172,400
   United Airlines, Ser. B
Baa2              8.45        5/01/07      6,000
6,622,560
   United Airlines, Ser. B
Baa2              8.50        5/01/18      6,500
7,184,580
   United Airlines, Ser. B
Baa2              8.85        5/01/18      2,755
3,141,940
   United Airlines, Ser. B
Baa2              8.95        5/01/18      2,360
2,690,659
Chicago Pub. Bldg. Comm. Rev., Ser. A
Aaa               7.00        1/01/20      6,530(d)
7,501,795
Hennepin Ind. Dev. Rev.,
   Exolon-Esk Co. Proj.
NR                8.875       1/01/18      8,000
8,600,720
   Methchem. Corp. Proj., Ser. 89
NR               10.25        1/01/05      4,420(g)
75,140
Illinois, Ser. K, A.M.B.A.C.
Aaa               6.25        1/01/13      6,825
7,390,861
Illinois St. Hlth. Facs. Auth. Rev.,
   Adventist Living Ctr.
NR               11.00       12/01/15      2,245(g)
179,564
   Beacon Hill Proj., Ser. A
NR                9.00        8/15/19      7,240
7,778,004
   Midwest Physician Group Ltd. Proj.
BBB-(c)           8.10       11/15/14      3,135
3,342,851
   Midwest Physician Group Ltd. Proj.
BBB-(c)           8.125      11/15/19      3,285
3,508,577

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
9 -----

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Illinois (cont'd.)
Kane And De Kalb Cntys. Sch.,
   Dist. No. 301, Cap. Apprec. A.M.B.A.C.
Aaa              Zero        12/01/11   $  3,360     $
1,420,507
   Dist. No. 301, Cap. Apprec. A.M.B.A.C.
Aaa              Zero        12/01/13      4,065
1,505,432
Vlge. of Robbins, Cook Cnty. Robbins Res. Rec.
NR                8.375%     10/15/16     10,000
10,250,000
Winnebago Cnty. Hsg. Auth., Park Tower Assoc., Sec. 8
NR                8.125       1/01/11      4,204
4,417,808

--------------

91,447,978
------------------------------------------------------------
------------------------------------------------------------
------
Indiana--2.2%
Bluffton Econ. Dev. Rev., Kroger Co. Proj.
Ba1               7.85        8/01/15      7,500
8,213,550
Indianapolis Int'l. Arpt. Auth. Rev., Federal Express
   Corp. Proj.
Baa2              7.10        1/15/17      6,000
6,415,740
Wabash Econ. Dev. Rev. Bonds, Connell Ltd.
NR                8.50       11/24/17      7,250
7,824,563

--------------

22,453,853
------------------------------------------------------------
------------------------------------------------------------
------
Iowa--2.5%
City of Cedar Rapids Rev.,
   1st Mtge., Cottage Grove Place Proj.
NR                9.00        7/01/18      9,375
9,789,844
   1st Mtge., Cottage Grove Place Proj.
NR                9.00        7/01/25      4,435
4,602,731
Iowa St. Fin. Auth., Hlth. Care Facs. Rev., Mercy Hlth.
   Initiatives Proj.
NR                9.25        7/01/25     10,000
11,648,800

--------------

26,041,375
------------------------------------------------------------
------------------------------------------------------------
------
Kentucky--0.8%
Kentucky St. Tpke. Auth. Rev., F.G.I.C.
Aaa             Zero          1/01/10      8,250
4,012,553
Owensboro Elec. Lt. & Pwr. Rev.,
   Ser. B, A.M.B.A.C.
Aaa             Zero          1/01/14      5,000
1,858,150
   Ser. B, A.M.B.A.C.
Aaa             Zero          1/01/16      6,650
2,185,855

--------------

8,056,558
------------------------------------------------------------
------------------------------------------------------------
------
Louisiana--3.6%
Hodge Util. Rev., Stone Container Corp.
NR                9.00        3/01/10      9,000
9,744,480
New Orleans Home Mtge. Auth. Rev., Sngl. Fam. Mtge.,
   Ser. A, G.N.M.A.
Aaa               8.60       12/01/19      1,670(e)
1,753,149
New Orleans Ind. Dev. Rev.
BB(c)             8.75       10/01/19      3,600
4,132,476
New Orleans, Gen Oblig., Cap. Apprec., A.M.B.A.C.
Aaa             Zero          9/01/18      3,090
870,020

------------------------------------------------------------
--------------------
-----10                                      See Notes to
Financial Statements.

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Louisiana (cont'd.)
St. Charles Parish Poll. Ctrl. Rev.,
   Pwr. & Lt. Co.
Baa3              8.25%       6/01/14   $ 10,000     $
10,954,700
   Pwr. & Lt. Co., Ser. 1989
Baa3              8.00       12/01/14      3,500
3,852,590
West Feliciana Parish Poll. Ctrl. Rev., Gulf St. Util.
   Co. Proj.
NR                9.00        5/01/15      5,250
5,860,208

--------------

37,167,623
------------------------------------------------------------
------------------------------------------------------------
------
Maryland--1.1%
Anne Arundel Cnty. 1st Mtge. Rev., Pleasant Living Conv.
NR                8.50        7/01/13      3,325
3,542,122
Northeast Wste. Disp. Auth.,
   Sludge Comp. Fac.
NR                7.25        7/01/07      4,330
4,483,239
   Sludge Comp. Fac.
NR                8.50        7/01/07      3,200
3,368,384

--------------

11,393,745
------------------------------------------------------------
------------------------------------------------------------
------
Massachusetts--4.5%
Boston Ind. Dev. Fin. Auth. Ind. Rev., 1st Mtge.
   Springhouse Proj.
NR                9.25        7/01/15      8,000
8,475,920
Mass. Bay Trans. Auth., Gen. Trans. Sys., Ser. A,
   F.G.I.C.
Aaa               7.00        3/01/21      7,500
9,021,300
Mass. St. Coll. Bldg. Proj. and Ref. Bonds
A1                7.50        5/01/14      1,750
2,142,367
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Cardinal Cushing Gen. Hosp.
NR                8.875       7/01/18      7,500
8,013,900
   St. Josephs Hosp., Ser. C
NR                9.50       10/01/20      5,735(d)
6,549,141
Mass. St. Ind. Fin. Agcy. Cont. Res., Ser. A
NR                9.50        2/01/00      2,200
2,287,780
Mass. St. Ind. Fin. Agcy. Rev., Glenmeadow Proj.
NR                7.00        2/15/06      3,700
3,695,227
Randolph Hsg. Auth., Multifam. Hsg., Liberty Place Proj.
   A, Ser. A
NR                9.00       12/01/21      5,985
6,220,270

--------------

46,405,905
------------------------------------------------------------
------------------------------------------------------------
------
Michigan--5.2%
Grand Rapids Dev. Auth.
   Cap. Apprec., M.B.I.A.
Aaa             Zero          6/01/10      3,000
1,413,060
   Cap. Apprec., M.B.I.A.
Aaa             Zero          6/01/11      3,160
1,394,255
   Cap. Apprec., M.B.I.A.
Aaa             Zero          6/01/12      3,000
1,242,000
Gratiot Cnty. Econ. Dev. Corp., Danley Die Proj. Connell
   L.P.
NR                7.625       4/01/07      3,200
3,357,920
Holland Sch. Dist., Cap. Apprec., A.M.B.A.C.
Aaa             Zero          5/01/17      2,950
906,417
Lowell Area Sch., F.G.I.C.
Aaa             Zero          5/01/14      5,000
1,838,350
Meridian Econ. Dev. Corp. Rev., Burcham Hills Retirement
   Facs.
NR                9.625       7/01/19      2,820
3,007,756
Michigan St. Hosp. Fin. Auth. Rev., Saratoga Cmnty.
   Hosp.
NR                8.75        6/01/10      6,645
7,454,693

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Michigan (cont'd.)
Michigan Strategic Fund Ltd. Oblig. Rev., Great Lakes
   Pulp & Fibre Proj.
NR               10.25%      12/01/16   $ 20,000     $
14,317,000
Michigan Strategic Fund, Solid Wste. Disp., Gennese Pwr.
   Station
NR                7.50        1/01/21     10,000
9,957,600
Walled Lake Cons. Sch. Dist., Cnty. of Oakland, M.B.I.A.
Aaa               5.50        5/01/22      2,700
2,603,286
Wayne Cnty. Bldg. Auth., Ser. A
Baa               8.00        3/01/17      3,500(d)
4,088,140
West Ottawa Sch. Dist.,
   F.G.I.C.
Aaa             Zero          5/01/15      4,825
1,675,433
   F.G.I.C.
Aaa             Zero          5/01/18      3,215
932,575

--------------

54,188,485
------------------------------------------------------------
------------------------------------------------------------
------
Minnesota--1.1%
Minneapolis St. Paul Hsg. Fin. Brd., Multifam. Mtge.
   Rev., Riverside Plaza, G.N.M.A.
AAA(c)            8.25       12/20/30      4,000
4,203,520
So. Minnesota Mun. Pwr. Agcy. Supply Sys.,
   Ser. A, M.B.I.A.
Aaa             Zero          1/01/19     25,875
7,121,059
   Ser. A, M.B.I.A.
Aaa             Zero          1/01/20      1,500
388,425

--------------

11,713,004
------------------------------------------------------------
------------------------------------------------------------
------
Mississippi--1.8%
Claiborne Cnty. Poll. Ctrl. Rev.,
   Mid. So. Engy. Sys., Ser. A
Ba1               9.50       12/01/13     10,350
11,478,771
   Mid. So. Engy. Sys.
Ba1               9.875      12/01/14      6,100
6,792,411

--------------

18,271,182
------------------------------------------------------------
------------------------------------------------------------
------
Missouri--2.1%
Sikeston Elec. Rev. Ref., M.B.I.A.
Aaa               6.00        6/01/15      9,250
9,828,125
St. Louis Cnty. Ind. Dev. Auth. Rev.,
   Soemm Proj.
NR               10.25        7/01/08      2,255
2,277,821
St. Louis Cnty. Reg. Conv. & Sports Comp., Ser. C
NR                7.90        8/15/21      9,250
10,160,847

--------------

22,266,793
------------------------------------------------------------
------------------------------------------------------------
------
Nebraska--0.2%
Nebraska Invest. Fin. Auth., G.N.M.A., Sngl. Fam. Mtge.
Rev.,
   Ser. I, M.B.I.A.
Aaa               8.125       8/15/38      2,120
2,223,859

------------------------------------------------------------
--------------------
-----12                                      See Notes to
Financial Statements.

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New Hampshire--1.8%
New Hampshire Higher Edl. & Hlth. Facs. Auth. Rev.,
   Antioch College
NR               7.875%      12/01/22   $  5,405     $
5,803,186
   Havenwood/Heritage Heights
NR               9.75        12/01/19      7,685(d)
9,012,738
New Hampshire St. Bus. Fin. Auth., Crown Paper Co. Proj.
BB-(c)           7.875        7/01/26      3,550
3,631,224

--------------

18,447,148
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey--6.2%
New Jersey Econ. Dev. Corp. Rev., Ref. Newark Arpt.
   Marriot Hotel
NR               7.00        10/01/14      3,800
3,911,074
New Jersey St. Econ. Dev. Auth. Rev., 1st Mtge.,
   Arbor Glen Project, Ser. A
NR               8.75         5/15/26      4,000
4,118,000
   Fellowship Vlge., Proj. A
NR               9.25         1/01/25     11,500
12,649,540
   Keswick Pines Proj.
NR               7.75         1/01/01      3,095
3,162,192
New Jersey St. Ref., Ser. E
Aa1              6.00         7/15/10     10,000
10,776,300
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.
Aaa              6.50         1/01/16     11,000
12,376,100
New Jersey St. Trans. Trust Fund Auth., Trans. Sys.,
   M.B.I.A.
Aaa              6.50         6/15/11     15,500
17,408,670

--------------

64,401,876
------------------------------------------------------------
------------------------------------------------------------
------
New York--5.4%
Met. Trans. Auth. Facs. Rev., Ser. N, F.G.I.C.
Aaa             Zero          7/01/13      8,340
3,338,168
New York City Ind. Dev. Agcy.,
   Amer. Airlines Inc.
Baa2              8.00        7/01/20      3,320
3,513,589
   Mesorah Pub. Ltd.
NR               10.25        3/01/19      1,898
2,084,896
   Visy Paper Inc. Proj.
NR                7.95        1/01/28      6,000
6,358,800
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys.
   Rev.
A                 5.50        6/15/24      5,400
5,156,460
New York City,
   Ser. B
Baa1              7.25        8/15/07      3,500
3,898,510
   Ser. B
Baa1              6.50        8/15/11      7,000
7,255,570
   Ser. G
Baa1              6.75        2/01/09      5,000
5,330,400
New York Hosp. Rev., Newark Wayne Cmnty. Hosp. Inc.,
   Ser. A
NR                7.60        9/01/15      2,425
2,300,404
New York St. Dorm. Auth. Rev., Colgate Univ., M.B.I.A.
Aaa               6.00        7/01/21      3,350
3,560,280
New York St. Engy. Res. & Dev. Auth. Rev., B.U.G. Co.,
   Ser. D, M.B.I.A.
Aaa               7.457       7/08/26      2,000(f)
1,810,500
New York St. Thwy. Auth. Svc. Cont. Rev., Loc. Hwy &
   Brdg.
Baa1              5.75        4/01/16      7,000
6,831,790
Port Auth. of New York & New Jersey, USAir LaGuardia
   Arpt.
B3                9.125      12/01/15      4,000
4,421,920

--------------

55,861,287

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
North Carolina--0.5%
North Carolina Mun. Pwr., Ser. B, M.B.I.A.
Aaa              5.875%       1/01/21   $  5,500     $
5,461,060
------------------------------------------------------------
------------------------------------------------------------
------
North Dakota--1.1%
Mercer Cnty., Antelope Valley Station, A.M.B.A.C
Aaa              7.20         6/30/13     10,000
11,775,600
------------------------------------------------------------
------------------------------------------------------------
------
Ohio--3.4%
Cleveland Pub. Pwr. Sys. Rev.,
   1st Mtge., M.B.I.A.
Aaa             Zero         11/15/12      1,000
417,360
   1st Mtge., M.B.I.A.
Aaa             Zero         11/15/13      1,500
588,240
   1st Mtge., Ser. A, M.B.I.A.
Aaa             Zero         11/15/09      3,000
1,509,030
Mahoning Valley San. Dist. Wtr. Rev.
NR                7.75        5/15/19      8,000
8,637,280
Montgomery Cnty. Hlthcare. Facs. Rev., Friendship Vlge.
   Dayton,
   Proj. B
NR                9.25        2/01/16      4,500
4,746,465
Ohio St. Solid Wste. Rev., Rep. Eng. Steels Inc.
NR                9.00        6/01/21      6,500
6,918,405
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs., 1st Mtge.,
   Toledo Edison
Ba2               8.00       10/01/23      5,500
5,922,675
Stark Cnty. Hlthcare. Facs. Rev., Rose Lane Inc. Proj.
NR                9.00       12/01/23      6,135
6,628,438

--------------

35,367,893
------------------------------------------------------------
------------------------------------------------------------
------
Oklahoma--1.1%
Grand River Dam Auth. Rev., A.M.B.A.C.
Aaa               6.25        6/01/11      7,500
8,265,300
Tulsa Ind. Dev. Auth., Univ. Tulsa, Ser. A, M.B.I.A.
Aaa               6.00       10/01/16      3,250(e)
3,477,728

--------------

11,743,028
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania--4.6%
Allegheny Cnty. Hosp. Rev., West Penn. Hosp. Hlth. Ctr.
NR                8.50        1/01/20      2,800
3,056,956
Berks Cnty. Mun. Auth. Rev.,
   Adventist Living Ctrs. Proj.
NR               11.00       12/01/15        367(g)
29,397
   Alvernia Coll. Proj.
NR                7.75       11/15/16      5,240
5,625,716
Dauphin Cnty. Gen. Auth. Hosp. Rev., NW Med. Ctr. Proj.
BBB-(c)           8.625      10/15/13      6,605
7,352,224
Lancaster Cnty. Solid Wste. Mgmt., Res. Rec. Auth. Sys.
   Rev., Ser. A
A                 8.50       12/15/10      5,965
6,309,896
Penn. St. Higher Edl. Facs. Auth. Rev., Med. Coll. of
   Pennsylvania, Ser. A
Baa               8.375       3/01/11      5,200(d)
5,758,740
Pennsylvania Econ. Dev. Fin. Auth. Recyc. Rev.
NR                9.25        1/01/22      7,000
6,536,390
Philadelphia Auth., Ind. Dev. Rev.
NR                7.75       12/01/17      5,000
5,349,700
Philadelphia Wtr. & Wstewtr. Auth. Rev.,
   M.B.I.A.
Aaa               6.25        8/01/10      2,500
2,734,700
   M.B.I.A.
Aaa               6.25        8/01/12      3,000
3,274,590

------------------------------------------------------------
--------------------
-----14                                      See Notes to
Financial Statements.

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania (cont'd.)
Wilkes Barre Gen. Mun. Auth. Coll. Rev., Misericordia
   Coll., Ser. A
NR                7.75%      12/01/12   $  1,245     $
1,325,228

--------------

47,353,537
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico--1.2%
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.
Aaa               6.829       1/25/07      6,500(f)
6,556,875
   Ser. I, M.B.I.A.
Aaa               7.065       1/16/15      6,150(f)
5,890,163

--------------

12,447,038
------------------------------------------------------------
------------------------------------------------------------
------
Rhode Island--1.7%
Rhode Island Hsg. & Mtge. Fin. Corp., Homeownership
   Opport.,
   Ser. 1A
Aa                8.20       10/01/17      6,000
6,297,000
Rhode Island Redev. Agcy., Ser. A
NR                8.00        9/01/24     10,750
11,323,728

--------------

17,620,728
------------------------------------------------------------
------------------------------------------------------------
------
South Carolina--0.7%
Piedmont Mun. Pwr. Agcy. So. Carolina Elec. Rev. Ref.
Baa1              6.55        1/01/16      2,500
2,513,575
So. Carolina St. Hsg. Fin. & Dev. Auth., Homeownership
   Mtge.
Aa                7.75        7/01/22      4,345
4,572,417

--------------

7,085,992
------------------------------------------------------------
------------------------------------------------------------
------
South Dakota--0.5%
So. Dakota Econ. Dev. Fin. Auth., Dakota Park
NR               10.25        1/01/19      5,060
4,995,333
------------------------------------------------------------
------------------------------------------------------------
------
Tennessee--1.4%
Knox Cnty. Hlth. & Edl. Facs. Rev., Baptist Hlth. Hosp.
NR                8.50        4/15/04      6,515
6,914,044
Rutherford Cnty. Hlth. & Edl. Facs., Brd. 1st Mtge. Rev.
NR                9.50       12/01/19      7,300
8,009,122

--------------

14,923,166
------------------------------------------------------------
------------------------------------------------------------
------
Texas--2.8%
Beaumont Hsg. Fin. Corp., Sngl. Fam. Mtge. Rev.
A1                9.20        3/01/12      1,680
1,842,170
Galena Park Ind. Sch. Dist., Cap. Apprec., Ref.,
   P.S.F.G.
Aaa             Zero          8/15/16      1,335
423,248
Houston Wtr. & Swr. Sys. Rev., Ser. C, A.M.B.A.C.
Aaa             Zero         12/01/10      5,000
2,290,750
Keller Ind. Sch. Dist., Cap. Apprec. Ref., Ser. A,
   P.S.F.G.
Aaa             Zero          8/15/17      4,075
1,219,077

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
15 -----

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Texas (cont'd.)
New Braunfels Ind. Sch. Dist.,
   Cap. Apprec.
Aaa             Zero          2/01/08   $  2,365     $
1,288,736
   Cap. Apprec.
Aaa             Zero          2/01/09      2,365
1,206,576
   Cap. Apprec.
Aaa             Zero          2/01/12      2,365
997,746
   Cap. Apprec.
Aaa             Zero          2/01/13      1,365
539,052
Port Corpus Christi Ind. Dev. Corp., Valero Ref. & Mfg.
   Co., Ser. A
Baa3             10.25%       6/01/17      1,300
1,377,831
Round Rock Ind. Sch. Dist., Gen. Oblig., M.B.I.A.
Aaa             Zero          8/15/11      4,385
1,912,562
San Antonio Elec. & Gas Rev.,
   F.G.I.C.
Aaa             Zero          2/01/09      5,000
2,550,900
   Ser. B, F.G.I.C.
Aaa             Zero          2/01/12      7,500
3,164,100
Tarrant Cnty. Hlth. Facs. Dev. Corp. Rev., Foundation
   Proj.
NR               10.25        9/01/19      5,000
5,216,400
Texas Mun. Pwr. Agcy. Rev., M.B.I.A.
Aaa             Zero          9/01/15     16,300
5,502,554

--------------

29,531,702
------------------------------------------------------------
------------------------------------------------------------
------
Virginia--0.9%
Pittsylvania Cnty. Ind. Dev. Auth. Rev. Multitrade
NR                7.55        1/01/19      9,000
9,390,420
------------------------------------------------------------
------------------------------------------------------------
------
Washington--2.6%
Bellevue Conv. Ctr. Auth.,
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/10        870
417,426
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/11      1,200
539,460
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/12      1,300
548,444
   King City, Oblig. Rev., M.B.I.A.
Aaa             Zero          2/01/14      1,385
512,242
Thurston Cnty. Sch. Dist. 333,
   Ser. B, F.G.I.C.
Aaa             Zero         12/01/11      6,415
2,752,163
   F.G.I.C.
Aaa             Zero         12/01/12      6,830
2,748,734
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, A.M.B.A.C.
Aaa               6.00        7/01/08      3,550
3,722,885
   Nuclear Proj. No. 1, Ser. B
Aa1               7.25        7/01/09      5,000
5,711,400
   Nuclear Proj. No. 3, M.B.I.A.
Aaa             Zero          7/01/16     10,000
3,132,600
   Nuclear Proj. No. 3, M.B.I.A.
Aaa             Zero          7/01/17      5,000
1,476,500
   Nuclear Proj. No. 3 Ser. B, M.B.I.A.
Aaa               7.125       7/01/16      5,000
5,934,900

--------------

27,496,754
------------------------------------------------------------
------------------------------------------------------------
------
West Virginia--1.4%
So. Charleston Ind. Dev. Rev., Union Carbide Chem. &
   Plastics Co.
Baa2              8.00        8/01/20      2,450
2,632,035
Weirton Poll. Ctrl. Rev., Weirton Steel Proj.
B2                8.625      11/01/14      4,000
4,192,920

------------------------------------------------------------
--------------------
-----16                                      See Notes to
Financial Statements.

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)               HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount          Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
West Virginia (cont'd.)
West Virginia St. Hsg. Dev. Fund Hsg. Fin., Ser. A
Aa1               7.95%       5/01/17   $  4,875     $
5,136,300
West Virginia St. Pkwys. Econ. Dev. & Tourism Auth.,
   F.G.I.C.
Aaa               7.817       5/16/19      3,250(f)
3,181,750

--------------

15,143,005

--------------
Total long-term investments (cost $978,215,171)
1,015,294,996

--------------
------------------------------------------------------------
------------------------------------------------------------
------
OUTSTANDING CALL OPTION PURCHASED(b)
United States Treasury Bond Future, Feb. '97 @$114.00
   (cost $509,980)
NR                --          2/22/97        400
750,000

--------------
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--97.8%
(cost $978,725,151; Note 4)
1,016,044,996
Other assets in excess of liabilities--2.2%
22,534,264

--------------
Net Assets--100%
$1,038,579,260

--------------

--------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation
    F.G.I.C.--Financial Guaranty Insurance Company
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association
    P.S.F.G.--Public School Fund Guaranty
(b) Non-income producing security.
(c) Standard & Poor's Rating.
(d) Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
    obligations.
(e) Portion of or entire principal amount pledged as initial margin on financial
    futures contracts.
(f) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at year end.
(g) Issuer in default of interest payment (b).
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
17 -----

Statement of Assets and Liabilities             PRUDENTIAL
MUNICIPAL BOND FUND
(Unaudited)                                     HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Assets
October 31, 1996
Investments, at value (cost
$978,725,151)...............................................
 ..................       $1,016,044,996
Interest
receivable..................................................
 .....................................           20,938,971
Receivable for investments
sold........................................................
 ...................           14,534,088
Receivable for Fund shares
sold........................................................
 ...................            1,712,190
Due from broker - variation
margin......................................................
 ..................              152,344
Deferred
expenses....................................................
 .....................................               25,647

----------------
   Total
assets......................................................
 .....................................        1,053,408,236

----------------
Liabilities
Bank
overdraft...................................................
 .........................................
2,722,550
Payable for investments
purchased...................................................
 ......................            8,064,446
Dividends
payable.....................................................
 ....................................            1,884,064
Payable for Fund shares
reacquired..................................................
 ......................            1,254,745
Management fee
payable.....................................................
 ...............................              393,692
Distribution fee
payable.....................................................
 .............................              336,294
Accrued
expenses....................................................
 ......................................              173,185

----------------
   Total
liabilities.................................................
 .....................................           14,828,976

----------------
Net
Assets......................................................
 ..........................................
$1,038,579,260

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........       $      953,358
   Paid-in capital in excess of
par.........................................................
 ..............        1,019,504,977

----------------

1,020,458,335
   Accumulated net realized loss on
investments.................................................
 ..........          (20,771,576)
   Net unrealized appreciation of
investments.................................................
 ............           38,892,501

----------------
Net assets, October 31,
1996........................................................
 ......................       $1,038,579,260

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($308,597,455 / 28,324,679 shares of beneficial
interest issued and outstanding)....................
$10.90
   Maximum sales charge (3% of offering
price)......................................................
 ......                  .34

----------------
   Maximum offering price to
public......................................................
 .................               $11.24

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($721,412,182 / 66,224,408 shares of beneficial
interest issued and outstanding)....................
$10.89

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($8,451,830 / 775,861 shares of beneficial interest
issued and outstanding).........................
$10.89

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($117,793 / 10,817 shares of beneficial interest
issued and outstanding)............................
$10.89

----------------

----------------

------------------------------------------------------------
--------------------
-----18                                      See Notes to
Financial Statements.

PRUDENTIAL MUNICIPAL BOND FUND
HIGH YIELD SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31,
1996
Income
   Interest................................     $ 37,200,164
                                              --------------
--
Expenses
   Management fee..........................        2,586,279
   Distribution fee--Class A...............          133,568
   Distribution fee--Class B...............        1,906,685
   Distribution fee--Class C...............           28,576
   Transfer agent's fees and expenses......          242,000
   Reports to shareholders.................          108,000
   Custodian's fees and expenses...........           82,000
   Registration fees.......................           25,000
   Legal fees and expenses.................           18,000
   Insurance expense.......................           14,000
   Audit fees and expenses.................           10,500
   Trustees' fees and expenses.............            8,000
   Miscellaneous...........................            3,156
                                              --------------
--
      Total expenses.......................        5,165,764
   Less: Management fee waiver.............
(259,358)
      Custodian fee credit.................
(3,209)
                                              --------------
--
      Net expenses.........................        4,903,197
                                              --------------
--
Net investment income......................       32,296,967
                                              --------------
--
Realized and Unrealized
Gain (Loss) on Investments
Net realized loss on:
   Investment transactions.................
(5,997,812)
   Financial futures contract
      transactions.........................
(689,813)
                                              --------------
--

(6,687,625)
                                              --------------
--
Net change in unrealized appreciation of:
   Investments.............................       24,004,062
   Financial futures contracts.............        1,572,656
                                              --------------
--
                                                  25,576,718
                                              --------------
--
Net gain on investments....................       18,889,093
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................     $ 51,186,060
                                              --------------
--
                                              --------------
--

PRUDENTIAL MUNICIPAL BOND FUND
HIGH YIELD SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months           Year
                                     Ended             Ended
Increase (Decrease)               October 31,        April
30,
in Net Assets                         1996              1996
Operations
   Net investment income.......  $   32,296,967    $
66,724,584
   Net realized gain (loss) on
      investment
      transactions.............      (6,687,625)
7,874,332
   Net change in unrealized
      appreciation
      (depreciation) of
      investments..............      25,576,718
(9,899,503)
                                 --------------    ---------
-----
   Net increase in net assets
      resulting from
      operations...............      51,186,060
64,699,413
                                 --------------    ---------
-----
Dividends and distributions
   (Note 1):
   Dividends from net
      investment income
      Class A..................      (8,721,615)
(10,686,945)
      Class B..................     (23,351,088)
(55,704,885)
      Class C..................        (224,127)
(332,754)
      Class Z..................            (137)
--
                                 --------------    ---------
-----
                                    (32,296,967)
(66,724,584)
                                 --------------    ---------
-----
   Distributions in excess of
      net investment income
      Class A..................              --
(21,756)
      Class B..................              --
(103,384)
      Class C..................              --
(746)
                                 --------------    ---------
-----
                                             --
(125,886)
                                 --------------    ---------
-----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed...............      57,663,474
125,110,592
   Net asset value of shares
      issued in reinvestment of
      dividends................      14,250,484
30,125,436
   Cost of shares reacquired...     (80,815,238)
(177,927,248)
                                 --------------    ---------
-----
   Net decrease in net assets
      from Series share
      transactions.............      (8,901,280)
(22,691,220)
                                 --------------    ---------
-----
Total increase (decrease)......       9,987,813
(24,842,277)
Net Assets
Beginning of period............   1,028,591,447
1,053,433,724
                                 --------------    ---------
-----
End of period..................  $1,038,579,260
$1,028,591,447
                                 --------------    ---------
-----
                                 --------------    ---------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
19 -----

Portfolio of Investments                        PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)              INSURED
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--94.5%
------------------------------------------------------------
------------------------------------------------------------
------
Alabama--0.4%
Huntsville Solid Wste. Disp. Auth., F.G.I.C.
Aaa               7.00%      10/01/08   $  2,000     $
2,168,320
------------------------------------------------------------
------------------------------------------------------------
------
Alaska--1.9%
Alaska St. Engy. Auth. Pwr. Rev., Bradley Lake Hydro, 1st
   Ser., A.M.B.A.C.
Aaa               7.25        7/01/16      2,000
2,175,280
Anchorage Hosp. Rev., Sisters of Providence, A.M.B.A.C.
Aaa               7.125      10/01/05      5,000
5,599,050
No. Slope Boro., Cap. Apprec., Ser. A, M.B.I.A.
Aaa             Zero          6/30/06      5,000
2,973,250

------------

10,747,580
------------------------------------------------------------
------------------------------------------------------------
------
Arizona--3.0%
Arizona St. Trans. Brd. Excise Tax Rev., Maricopa Cnty.
   Regl.
   Area Rd., A.M.B.A.C.
Aaa               5.60        7/01/03      6,950
7,303,964
Maricopa Cnty. Ind. Dev. Auth. Rev.,
   Hosp. Fac., John C. Lincoln Hosp., F.S.A.
Aaa               7.00       12/01/00      2,265
2,485,452
   Hosp. Fac., John C. Lincoln Hosp., F.S.A.
Aaa               7.50       12/01/13      2,250
2,518,695
Maricopa Cnty. Unified Sch. Dist. No.69, Paradise Valley,
   Ser. E, F.G.I.C.
Aaa               6.80        7/01/12      3,700
4,281,085

------------

16,589,196
------------------------------------------------------------
------------------------------------------------------------
------
Arkansas--0.2%
Jonesboro Res. Hsg. & Hlthcare. Facs., St. Benard's Regl.
   Med. Ctr., A.M.B.A.C.
Aaa               5.90        7/01/16        900
914,337
------------------------------------------------------------
------------------------------------------------------------
------
California--12.4%
California St. Gen. Oblig.,
   M.B.I.A.
Aaa               6.30        9/01/08      6,000
6,655,860
   F.G.I.C.
Aaa               6.60        2/01/11      2,010
2,275,340
California St. Pub. Wks. Brd., Dept. of Corrections,
   A.M.B.A.C.
Aaa               5.75        1/01/12      2,000
2,051,200
Contra Costa Wtr. Dist. Wtr. Rev., Ser. E, A.M.B.A.C.
Aaa               6.25       10/01/12      1,455
1,595,699
Inland Empire Solid Wste. Fin. Auth., Landfill Impt. Fin.,
   Proj. B, F.S.A.
Aaa               6.00        8/01/16      2,000
2,028,420
Los Angeles Dept. Wtr. & Pwr. Elec. Plant Rev., F.G.I.C.
Aaa               4.75       11/15/19      6,400
5,573,568
Oakland Joint Pwrs. Fin. Auth. Lease Rev. Admin. Bldgs.,
   A.M.B.A.C.
Aaa               5.75        8/01/21      2,500
2,493,200
Roseville Joint Union H.S. Dist., Ser. B, F.G.I.C.
Aaa             Zero          8/01/13      2,015
779,644
San Diego Cnty. Wtr. Auth. Wtr. Rev., Ctfs. of Part.,
   F.G.I.C
Aaa               7.296       4/26/06      5,800(f)
6,177,000

------------------------------------------------------------
--------------------
-----20                                      See Notes to
Financial Statements.

Portfolio of Investments                        PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)              INSURED
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
California (cont'd.)
San Jose Redev.,
   Tax Alloc., M.B.I.A.
Aaa               6.00%       8/01/07   $  3,050     $
3,300,985
   Tax Alloc., M.B.I.A.
Aaa               6.00        8/01/08      5,340
5,770,190
   Tax Alloc., M.B.I.A
Aaa               6.00        8/01/09      4,250
4,567,772
Santa Margarita/Dana Point Auth.,
   Impvt. Dist., M.B.I.A.
Aaa               7.25        8/01/10      2,180
2,603,683
   Impvt. Dist., M.B.I.A.
Aaa               7.25        8/01/11      1,750
2,096,412
So. Orange Cnty. Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C.
Aaa               8.00        8/15/08      2,500
3,133,625
   Foothill Area Proj., F.G.I.C.
Aaa               6.50        8/15/10      2,725
3,058,867
Univ. California Reg. Ref., Multi. Purp. Proj., A.M.B.A.C.
Aaa               4.75        9/01/16      9,075
8,038,272
Victor Valley Element. Sch. Dist.,
   Cap. Apprec., Ser. A, M.B.I.A.
Aaa             Zero          6/01/17      3,550
1,083,389
   Cap. Apprec., Ser. A, M.B.I.A.
Aaa             Zero          6/01/18      3,700
1,065,896
Victor Valley Union H.S. Dist.,
   Gen. Oblig., 1994 Elec., M.B.I.A.
Aaa             Zero          9/01/10      2,635
1,232,311
   Gen. Oblig., 1994 Elec., M.B.I.A.
Aaa             Zero          9/01/11      3,780
1,656,509
   Gen. Oblig., 1994 Elec., M.B.I.A.
Aaa             Zero          9/01/13      4,450
1,713,695

------------

68,951,537
------------------------------------------------------------
------------------------------------------------------------
------
Colorado--1.0%
Denver City And Cnty. Arpt. Rev., Ser. C, M.B.I.A.
Aaa               5.60       11/15/11      5,000
4,930,950
Jefferson Cnty. Sngl. Fam. Mtge. Rev., Ser. A, M.B.I.A.
Aaa               8.875      10/01/13        665
716,338

------------

5,647,288
------------------------------------------------------------
------------------------------------------------------------
------
District Of Columbia--4.5%
Dist. of Columbia Hosp. Rev., Medlantic Hlthcare. Grp.,
   M.B.I.A.
Aaa               5.875       8/15/19      3,500
3,507,000
   M.B.I.A.
Aaa               5.75        8/15/26      3,000
2,957,610
Dist. of Columbia Met. Area Trans. Auth.,
   Gross Rev., F.G.I.C.
Aaa               6.00        7/01/09      2,400
2,576,328
   Gross Rev., F.G.I.C.
Aaa               6.00        7/01/10      1,500
1,608,615
Dist. of Columbia Ref., Ser. B, F.S.A.
Aaa               5.50        6/01/10      7,565
7,514,617
Dist. of Columbia Rev., Ser. A, M.B.I.A.
Aaa               6.50        6/01/10      6,000
6,653,640

------------

24,817,810
------------------------------------------------------------
------------------------------------------------------------
------
Florida--5.6%
Brevard Hlth. Facs. Auth. Rev., Holmes Regl. Med. Ctr.,
   M.B.I.A.
Aaa               5.60       10/01/10      6,000
6,047,460
Dade Cnty. Res. Rec. Fac. Rev. Ref., A.M.B.A.C.
Aaa               5.10       10/01/04      3,355
3,385,296

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
21 -----

Portfolio of Investments                        PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)              INSURED
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Florida (cont'd.)
So. Miami Hlth. Facs. Auth.,
   Baptist Hlth. Sys. Oblig. Grp., M.B.I.A.
Aaa              5.375%      10/01/16    $ 6,555     $
6,355,990
   Baptist Hlth. Sys. Oblig. Grp., M.B.I.A.
Aaa              5.50        10/01/20      4,435
4,308,469
Sunrise Util. Sys. Rev. Ser. A., A.M.B.A.C.
Aaa              5.75        10/01/26      5,500
5,512,980
Venice Hlthcare. Rev., Bon Secours Hlth. Sys. Proj.,
   M.B.I.A.
Aaa              5.625        8/15/26      5,725
5,655,155

------------

31,265,350
------------------------------------------------------------
------------------------------------------------------------
------
Georgia--2.2%
Atlanta Arpt. Facs. Rev., A.M.B.A.C.
Aaa              6.50         1/01/10      2,000
2,237,340
Georgia Mun. Elec. Auth. Pwr. Rev., M.B.I.A.
Aaa              6.20         1/01/10      3,495(e)
3,789,419
Mun. Elec. Auth., Proj. 1, A.M.B.A.C.
Aaa              6.00         1/01/06      5,570
5,945,585

------------

11,972,344
------------------------------------------------------------
------------------------------------------------------------
------
Illinois--3.0%
Chicago O' Hare Int'l. Arpt. Rev., Pass. Facs. Chrg., Ser.
   A. A.M.B.A.C.
Aaa               5.625       1/01/15      2,000
1,980,760
Chicago, Ser. K, A.M.B.A.C.
Aaa               6.25        1/01/13      6,800
7,363,788
Onterie Ctr. Hsg. Fin. Corp. Mtge. Rev.,
   Ser. A, M.B.I.A.
Aaa               7.00        7/01/12      1,575
1,675,202
   Ser. A, M.B.I.A.
Aaa               7.05        7/01/27      5,400
5,710,878

------------

16,730,628
------------------------------------------------------------
------------------------------------------------------------
------
Indiana--1.7%
Marion Cnty. Hosp. Auth. Facs. Rev., A.M.B.A.C.
Aaa               8.625      10/01/12      8,500(d)
9,652,855
------------------------------------------------------------
------------------------------------------------------------
------
Louisiana--1.4%
Jefferson Parish Sales Tax Dist., Ser. A, F.G.I.C.
Aaa               6.75       12/01/06      5,000
5,525,500
New Orleans, Gen. Oblig., Cap. Apprec., A.M.B.A.C.
Aaa             Zero          9/01/09      4,000
1,976,360

------------

7,501,860
------------------------------------------------------------
------------------------------------------------------------
------
Maryland--0.3%
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Loyola
   College,
   Ser. A, M.B.I.A.
Aaa               5.375      10/01/26      1,750
1,698,008
------------------------------------------------------------
------------------------------------------------------------
------
Massachusetts--1.2%
Mass. Hlth. & Edl. Facs. Auth. Rev., Mass. Gen. Hosp.,
   Ser. F, A.M.B.A.C.
Aaa               6.25        7/01/12      1,500
1,628,520

------------------------------------------------------------
--------------------
-----22                                      See Notes to
Financial Statements.

Portfolio of Investments                        PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)              INSURED
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Massachusetts (cont'd.)
Mass. Mun. Whsl. Elec. Co., Pwr. Supply Sys. Rev.,
   M.B.I.A.
Aaa               4.75%       7/01/10   $  2,000     $
1,835,400
Mass. St. Wtr. Res. Auth., Ser. B, M.B.I.A.
Aaa               6.25       12/01/13      2,905
3,178,099

------------

6,642,019
------------------------------------------------------------
------------------------------------------------------------
------
Michigan--5.1%
Detroit Swr. Disp. Rev., Ser. 1993A, F.G.I.C.
Aaa               7.478       7/01/23      6,500(f)
6,071,000
Kent Cnty. Hosp. Auth., Butterworth Hlth. Sys., Ser. A,
   M.B.I.A.
Aaa               5.625       1/15/26      3,000
2,942,790
Lincoln Park Sch. Dist., F.G.I.C.
Aaa               5.90        5/01/26      2,250
2,274,345
Michigan St. Hosp. Fin. Auth. Rev.,
   Mid. Michigan Oblig., M.B.I.A.
Aaa               7.50        6/01/15      2,350
2,602,696
   Sisters Of Mercy, M.B.I.A.
Aaa               5.25        8/15/21      4,500
4,181,850
Monroe Cnty. Poll. Ctrl. Rev., Detroit Edison Co., Proj.
   1, Ser. 1, A.M.B.A.C.
Aaa               7.30        9/01/19      3,250
3,566,972
Saginaw Hosp. Fin. Auth., St. Luke's Hosp., Ser. C,
   M.B.I.A.
Aaa               6.50        7/01/11      4,000
4,287,680
Three Rivers Cmnty. Schs., M.B.I.A.
Aaa               6.00        5/01/23      2,400
2,447,952

------------

28,375,285
------------------------------------------------------------
------------------------------------------------------------
------
Mississippi--0.5%
Harrison Cnty. Wste. Wtr. Mgmt. Dist. Rev., Wste. Wtr.
   Treatmt, Facs. Auth., F.G.I.C.
Aaa               6.50        2/01/06      2,400
2,614,536
------------------------------------------------------------
------------------------------------------------------------
------
Missouri--0.3%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., SSM Hlthcare.,
   Ser. AA, M.B.I.A.
Aaa               6.25        6/01/16      1,500
1,562,310
------------------------------------------------------------
------------------------------------------------------------
------
Montana--0.4%
Forsyth Poll. Ctrl. Rev., Puget Sound Pwr. & Lt. Co., 1st.
   Mtge.,
   Ser. A, A.M.B.A.C.
Aaa               7.05        8/01/21      2,000
2,239,900
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey--7.2%
Jersey City Swr. Auth.,
   A.M.B.A.C.
Aaa               6.00        1/01/10      2,585
2,752,198
   A.M.B.A.C.
Aaa               6.25        1/01/14      4,255
4,621,100
New Jersey Econ. Dev. Auth.,
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa               5.875       7/01/11      9,990
10,244,545
   Mkt. Trans. Facs. Rev., Sr. Lien, M.B.I.A.
Aaa               5.80        7/01/09      3,340
3,428,677
New Jersey St. Ed. Facs. Auth., Montclair St. Univ.,
   A.M.B.A.C.
Aaa               5.40        7/01/12      3,330
3,315,115

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
23 -----

Portfolio of Investments                        PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)              INSURED
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey (cont'd.)
New Jersey St. Tpke. Auth. Rev., Ser. A, A.M.B.A.C.
Aaa               5.80%       1/01/02   $  5,000     $
5,258,700
No. Hudson Swr. Auth., F.G.I.C.
AAA(c)            5.25        8/01/16     10,550
10,196,786

------------

39,817,121
------------------------------------------------------------
------------------------------------------------------------
------
New Mexico--0.8%
Santa Fe Util. Rev., Ser. A, A.M.B.A.C.
Aaa               8.00        6/01/07      3,695
4,586,825
------------------------------------------------------------
------------------------------------------------------------
------
New York--9.4%
Erie Cnty. Wtr. Auth. Rev., A.M.B.A.C.
Aaa             Zero         12/01/17        770
170,278
Islip Res. Rec., Ser. B, A.M.B.A.C.
Aaa               7.20        7/01/10      1,750
2,050,422
New York City Edl. Const. Fund Rev., Jr. Sub., A.M.B.A.C.
Aaa               5.50        4/01/26      5,250
5,100,795
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
   A.M.B.A.C.
Aaa               6.00        6/15/09      6,500
6,939,140
New York City, Ser. D, M.B.I.A.
Aaa               6.20        2/01/07      8,520
9,287,141
New York St. Envir. Facs. Corp.
   Poll. Ctrl. Rev.
Aaa               5.70        7/15/12      3,375
3,450,431
   Poll. Ctrl. Rev.
Aaa               5.75        7/15/13      1,060
1,083,627
   Poll. Ctrl. Rev.
Aaa               5.80        7/15/14      3,755
3,850,490
New York St. Med. Care Facs. Fin. Agcy., Mental Hlth.
   Serv., Ser. F, M.B.I.A.
Aaa               5.375       2/15/14      7,000
6,796,160
Port Auth. New York & New Jersey Cons., Ser. 99, F.G.I.C.
Aaa               5.90       11/01/11      7,665
7,860,381
Suffolk Cnty. Ind. Dev. Agcy., Southwest Swr. Sys. Rev.,
   F.G.I.C.
Aaa               6.00        2/01/08      5,000
5,394,500

------------

51,983,365
------------------------------------------------------------
------------------------------------------------------------
------
North Carolina--1.5%
North Carolina Mun. Pwr. Agcy. Elec. Rev., No. 1 Catawba,
   M.B.I.A.
Aaa               6.00        1/01/11      7,500
8,002,350
------------------------------------------------------------
------------------------------------------------------------
------
Ohio--2.5%
Cleveland Wtr. Rev., 1st. Mtge, Ser. H, M.B.I.A.
Aaa               5.75        1/01/26      5,000
5,015,900
Franklin Cnty. Childern's Hosp. Proj., M.B.I.A.
Aaa               5.875      11/01/25      1,000
1,006,840
Montgomery Cnty. Hosp. Rev., Kettering Med. Ctr., M.B.I.A.
Aaa               5.50        4/01/26      8,230
7,950,592

------------

13,973,332
------------------------------------------------------------
------------------------------------------------------------
------
Oklahoma--1.9%
Grand Rvr. Dam Auth.,
   A.M.B.A.C.
Aaa               5.50        6/01/09      4,000
4,109,600
   A.M.B.A.C.
Aaa               6.25        6/01/11      6,000
6,612,240

------------

10,721,840

------------------------------------------------------------
--------------------
-----24                                      See Notes to
Financial Statements.

Portfolio of Investments                        PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)              INSURED
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania--4.4%
Chester Cnty. Hlth. & Edl. Fac. Auth., Chester Cnty.
   Hosp., M.B.I.A.
Aaa              5.875%       7/01/16    $ 5,870     $
5,936,155
No. Umberland Cnty. Lease Auth. Rev., Correctional Facs.,
   M.B.I.A.
Aaa              Zero        10/15/10      7,500(d)
3,503,025
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
   A.M.B.A.C.
Aaa              6.00         7/01/06      3,000
3,225,120
Philadelphia Mun. Auth. Rev., Criminal Justice Ctr., Ser.
   A, M.B.I.A.
Aaa              6.90        11/15/03      3,000
3,356,280
Philadelphia Wtr. & Wastewtr.,
   M.B.I.A.
Aaa              5.50         8/01/14      4,610
4,553,020
   M.B.I.A.
Aaa              5.60         8/01/18      4,000
3,925,680

------------

24,499,280
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico--3.4%
Puerto Rico Gen. Oblig.,
   M.B.I.A.
Aaa               5.50        7/01/01      7,450
7,795,084
   M.B.I.A.
Aaa               6.25        7/01/13      1,250
1,370,037
Puerto Rico Pub. Bldgs. Auth. Rev., Gov't. Facs., Ser. A,
   A.M.B.A.C.
Aaa               6.25        7/01/13      1,700
1,863,251
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.
Aaa               6.768       1/25/07      4,100(f)
4,135,875
   Ser. I, M.B.I.A.
Aaa               7.065       1/16/15      3,800(f)
3,639,450

------------

18,803,697
------------------------------------------------------------
------------------------------------------------------------
------
Rhode Island--0.5%
Rhode Island St. Hlth. & Edl. Bldg. Corp., Rev., M.B.I.A.
Aaa               5.625       6/01/26      2,500
2,452,200
------------------------------------------------------------
------------------------------------------------------------
------
South Carolina--1.8%
So. Carolina Pub. Serv. Auth. Rev.,
   Ser. A, A.M.B.A.C.
Aaa               6.25        1/01/03      3,390
3,651,301
   Ser. A, M.B.I.A.
Aaa               5.75        1/01/22      2,550
2,543,370
Spartanburg Cnty. Hlth. Services Dist., A.M.B.A.C.
Aaa               5.30        4/15/20      3,750
3,547,875

------------

9,742,546
------------------------------------------------------------
------------------------------------------------------------
------
Tennessee--0.9%
Metro. Gov't. Nashville & Davidson Cnty. Wtr. & Swr. Rev.,
   A.M.B.A.C.
Aaa               8.254       1/01/22      5,000(f)
5,157,500
------------------------------------------------------------
------------------------------------------------------------
------
Texas--8.6%
Austin Util. Sys. Rev.,
   M.B.I.A.
Aaa             Zero          5/15/03      8,000
5,803,360
   M.B.I.A.
Aaa               5.50        5/15/20      8,800
8,573,224
Austin Comb. Util. Sys. Rev. Ser. A, M.B.I.A.
Aaa               4.875      11/15/10      5,500
5,136,010

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
25 -----

Portfolio of Investments                        PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)              INSURED
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Texas (cont'd.)
Brazos Rvr. Auth. Rev., Houston Lt. & Pwr., Ser. B, 1st
   Mtge., F.G.I.C.
Aaa               7.20%      12/01/18   $  1,000     $
1,086,150
Houston Arpt. Sys. Rev.
Aaa               7.20        7/01/13      3,900(d)
4,467,957
Houston Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.
Aaa               5.375      12/01/18      3,000
2,907,510
Keller Ind. Sch. Dist., P.S.F.G.
Aaa             Zero          8/15/15      4,945
1,673,635
New Braunfels Ind. Sch. Dist., Gen. Oblig., P.S.F.G.
Aaa             Zero          2/01/07      2,000
1,161,820
Round Rock Ind. Sch. Dist., Gen. Oblig., M.B.I.A.
Aaa             Zero          8/15/11      4,300
1,875,488
Texas St. Mun. Pwr. Agcy. Rev.,
   M.B.I.A.
Aaa             Zero          9/01/13     12,300
4,698,108
   M.B.I.A.
Aaa             Zero          9/01/14     10,000
3,576,200
Texas St. Pub. Fin. Auth. Bldg. Rev., M.B.I.A.
Aaa             Zero          2/01/14      6,900
2,551,965
Texas Wtr. Res. Fin. Auth. Rev., A.M.B.A.C.
Aaa               7.50        8/15/13      1,990
2,135,469
Ysleta Ind. Sch. Dist., El Paso Cnty., P.S.F.G.
Aaa             Zero          8/15/09      4,065
2,013,354

------------

47,660,250
------------------------------------------------------------
------------------------------------------------------------
------
Virginia--3.7%
Arlington Cnty., Gen Oblig.,
Aaa               6.00        6/01/11      2,000
2,162,040
Riverside Regl. Jail Auth. Rev., M.B.I.A.
Aaa               6.00        7/01/25      6,750
6,936,705
Upper Occoquan Swr. Auth., Ser. A, M.B.I.A.
Aaa               4.75        7/01/29     10,000
8,624,700
Virginia Beach Hosp. Facs. Rev.,
   1st Mtge., A.M.B.A.C.
Aaa               6.00        2/15/10      1,220
1,301,813
   1st Mtge., A.M.B.A.C.
Aaa               6.00        2/15/13      1,455
1,540,540

------------

20,565,798
------------------------------------------------------------
------------------------------------------------------------
------
Washington--2.8%
Clark County Pub. Util. Dist., F.G.I.C.
Aaa               6.00        1/01/08      3,000
3,180,240
Washington St Hlthcare. Facs. Auth. Rev., Yakima Valley
   Memorial Hosp. Assoc.
AAA(c)            5.25       12/01/20      2,500
2,316,525
Washington St. Pub. Pwr. Supply Sys.,
   Nuclear Proj. No. 2, Ser. A, M.B.I.A.
Aaa             Zero          7/01/11      5,210
2,255,670
   Nuclear Proj. No. 2, Ser. B, F.G.I.C.
Aaa               7.25        7/01/03      3,000
3,317,040
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa               7.00        7/01/05      2,000
2,162,700
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa             Zero          7/01/08      4,500
2,370,555

------------

15,602,730

------------
Total long-term investments (cost $502,143,326)
523,659,997

------------
SHORT-TERM INVESTMENTS--4.7%
------------------------------------------------------------
------------------------------------------------------------
------
Louisiana--0.3%
St. Charles Parish, Shell Oil Co., Ser. 93, F.R.D.D.
VMIG1             3.70       11/01/96      1,500
1,500,000

------------------------------------------------------------
--------------------
-----26                                      See Notes to
Financial Statements.

Portfolio of Investments                        PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)              INSURED
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
New Mexico--1.3%
Farmington Pub. Serv., Ser. 94C, F.R.D.D.
P-1               3.70%      11/01/96   $  7,400     $
7,400,000
------------------------------------------------------------
------------------------------------------------------------
------
Texas--3.1%
Brazos Rvr. Auth.,
   Tx. Utils. Elec. Co. Ser. 96C, F.R.D.D.
VMIG1             3.70       11/01/96        900
900,000
   Tx. Utils. Elec. Co. Ser. 95C, F.R.D.D.
VMIG1             3.70       11/01/96      8,500
8,500,000
Gulf Coast Ind. Dev. Auth.,
   CITGO Petroleum., Ser. 94, F.R.D.D.
VMIG1             3.75       11/01/96      1,100
1,100,000
   CITGO Petroleum., Ser. 95, F.R.D.D.
VMIG1             3.75       11/01/96        800
800,000
Gulf Coast Wste. Disp. Auth., Amoco Corp., Ser. 93,
   F.R.D.D.
VMIG1             3.70       11/01/96      6,000
6,000,000

------------

17,300,000

------------
Total short-term investments (cost $26,200,000)
26,200,000

------------
OUTSTANDING PUT OPTION PURCHASED (b)
United States Treasury Bond Future, Dec. '96 @ $106.00
   (cost $37,487)
NR               --          12/16/96        250
3,906

------------
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--99.2%
(cost $528,380,813; Note 4)
549,863,903
Other assets in excess of liabilities--0.8%
4,627,518

------------
Net Assets--100%
$554,491,421

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation
     F.G.I.C.--Financial Guaranty Insurance Company
     F.R.D.D.--Floating Rate (Daily) Demand Note(g)
     F.S.A.--Financial Security Assurance
     M.B.I.A.--Municipal Bond Insurance Association
     P.S.F.G.--Public School Fund Guaranty
 (b) Non income producing security.
 (c) Standard & Poor's rating.
 (d) Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
     obligations.
 (e) Principal amount pledged as initial margin on financial futures contracts.
 (f) Inverse floating rate bond. The coupon is inversely
indexed to a floating
     interest rate. The rate shown is the rate at year end.
 (g) The maturity date shown is the later of the next date
on which the security
     can be redeemed at par or the next date on which the
rate of interest is
     adjusted.
NR--Not Rated by Moody's or Standard & Poor's ratings.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
27 -----

Statement of Assets and Liabilities             PRUDENTIAL
MUNICIPAL BOND FUND
(Unaudited)                                     INSURED
SERIES
------------------------------------------------------------
--------------------

Assets
October 31, 1996
Investments, at value (cost
$528,380,813)...............................................
 ..................        $549,863,903
Cash........................................................
 ..............................................
60,123
Interest
receivable..................................................
 .....................................           7,722,083
Receivable for investments
sold........................................................
 ...................           2,935,692
Receivable for Fund shares
sold........................................................
 ...................              60,002
Deferred expenses and other
assets......................................................
 ..................              14,618

----------------
   Total
assets......................................................
 .....................................         560,656,421

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................           4,177,165
Dividends
payable.....................................................
 ....................................             754,483
Payable for Fund shares
reacquired..................................................
 ......................             496,555
Accrued
expenses....................................................
 ......................................             251,234
Management fee
payable.....................................................
 ...............................             212,841
Distribution fee
payable.....................................................
 .............................             171,159
Due to broker - variation
margin......................................................
 ....................             101,563

----------------
   Total
liabilities.................................................
 .....................................           6,165,000

----------------
Net
Assets......................................................
 ..........................................
$554,491,421

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $    497,004
   Paid-in capital in excess of
par.........................................................
 ..............         526,703,266

----------------

527,200,270
   Accumulated net realized gain on
investments.................................................
 ..........           7,409,624
   Net unrealized appreciation of
investments.................................................
 ............          19,881,527

----------------
Net assets, October 31,
1996........................................................
 ......................        $554,491,421

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($191,654,273 / 17,188,939 shares of beneficial
interest issued and outstanding)....................
$11.15
   Maximum sales charge (3.0% of offering
price)......................................................
 ....                 .34

----------------
   Maximum offering price to
public......................................................
 .................              $11.49

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($361,942,639 / 32,431,265 shares of beneficial
interest issued and outstanding)....................
$11.16

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($894,307 / 80,134 shares of beneficial interest
issued and outstanding)............................
$11.16

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($202.46 / 18.151 shares of beneficial interest issued
and outstanding).............................
$11.15

----------------

----------------

------------------------------------------------------------
--------------------
-----28                                      See Notes to
Financial Statements.

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31,
1996
Income
   Interest................................     $ 16,119,618
                                              --------------
--
Expenses
   Management fee..........................        1,434,058
   Distribution fee--Class A...............           84,468
   Distribution fee--Class B...............        1,009,049
   Distribution fee--Class C...............            4,005
   Transfer agent's fees and expenses......          174,000
   Reports to shareholders.................          103,000
   Custodian's fees and expenses...........           57,000
   Registration fees.......................           23,000
   Audit fees and expenses.................            9,000
   Insurance expense.......................            8,000
   Trustees' fees and expenses.............            8,000
   Legal fees and expenses.................            3,000
   Miscellaneous...........................            3,424
                                              --------------
--
      Total expenses.......................        2,920,004
   Less: Management fee waiver.............
(143,406)
      Custodian fee credit.................
(1,296)
                                              --------------
--
      Net expenses.........................        2,775,302
                                              --------------
--
Net investment income......................       13,344,316
                                              --------------
--
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on:
   Investment transactions.................        7,646,524
   Financial futures contract
      transactions.........................          388,688
                                              --------------
--
                                                   8,035,212
                                              --------------
--
Net change in unrealized
   appreciation (depreciation) of:
   Investments.............................        4,410,776
   Financial futures contracts.............
(1,876,563)
                                              --------------
--
                                                   2,534,213
                                              --------------
--
Net gain on investments....................       10,569,425
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................     $ 23,913,741
                                              --------------
--
                                              --------------
--

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months           Year
                                     Ended             Ended
Increase (Decrease)               October 31,        April
30,
in Net Assets                         1996              1996
Operations
   Net investment income........  $  13,344,316    $
30,538,085
   Net realized gain on
      investment transactions...      8,035,212
14,627,600
   Net change in unrealized
      appreciation
      (depreciation) of
      investments...............      2,534,213
(6,381,895)
                                  -------------    ---------
----
   Net increase in net assets
      resulting from
      operations................     23,913,741
38,783,790
                                  -------------    ---------
----
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................     (4,170,575)
(5,328,224)
      Class B...................     (9,150,861)
(25,172,135)
      Class C...................        (22,879)
(37,726)
      Class Z...................             (1)
--
                                  -------------    ---------
----
                                    (13,344,316)
(30,538,085)
                                  -------------    ---------
----
   Distributions in excess of
      net investment income
      Class A...................             --
(34,680)
      Class B...................             --
(153,181)
      Class C...................             --
(265)
                                  -------------    ---------
----
                                             --
(188,126)
                                  -------------    ---------
----
Series share transactions (net
   of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed................     13,060,733
50,187,534
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............      7,265,671
17,105,830
   Cost of shares reacquired....    (60,480,901)
(135,247,446)
                                  -------------    ---------
----
   Net decrease in net assets
      from Series share
      transactions..............    (40,154,497)
(67,954,082)
                                  -------------    ---------
----
Total decrease..................    (29,585,072)
(59,896,503)
Net Assets
Beginning of period.............    584,076,493
643,972,996
                                  -------------    ---------
----
End of period...................  $ 554,491,421    $
584,076,493
                                  -------------    ---------
----
                                  -------------    ---------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
29 -----

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--93.4%
------------------------------------------------------------
------------------------------------------------------------
------
Alaska--4.2%
Alaska Ind. Dev. & Expt. Auth., Revolving Loan Fund
A                 5.40%       4/01/01   $  1,000     $
1,015,630
No. Slope Boro., Gen. Oblig., Ser. C
Baa1              8.35        6/30/98      1,000
1,063,380

------------

2,079,010
------------------------------------------------------------
------------------------------------------------------------
------
California--8.6%
Orange Cnty. Rec., Ctfs. of Part., Ser. A, M.B.I.A
Aaa               5.70        7/01/10      3,055
3,117,933
San Jose Merged Area Redev.,
   Tax Alloc., M.B.I.A.
Aaa               6.00        8/01/06        500
540,975
   Tax Alloc., M.B.I.A.
Aaa               6.00        8/01/08        500
540,280

------------

4,199,188
------------------------------------------------------------
------------------------------------------------------------
------
Connecticut--2.3%
Connecticut Spec. Tax Oblig. Rev., Ser. A
A1                7.00        6/01/03      1,000(d)
1,110,170
------------------------------------------------------------
------------------------------------------------------------
------
District Of Columbia--1.4%
Dist. of Columbia Rev., America Geophysical Union, Ser.
   199
BBB-(c)           5.50        9/01/03        700
698,761
------------------------------------------------------------
------------------------------------------------------------
------
Florida--5.2%
Dade Cnty. Pub. Facs. Rev., Jackson Mem. Hosp., Ser. A,
   M.B.I.A.
Aaa               4.75        6/01/08      1,000
946,990
Dade Cnty. Sch. Dist., Gen. Oblig., M.B.I.A.
Aaa               6.00        7/15/06      1,500
1,620,090

------------

2,567,080
------------------------------------------------------------
------------------------------------------------------------
------
Georgia--2.3%
Burke Cnty. Dev. Auth., Oglethorpe Pwr. Co., M.B.I.A.
Aaa               7.50        1/01/03      1,000
1,105,110
------------------------------------------------------------
------------------------------------------------------------
------
Illinois--0.9%
Illinois Hlth. Facs. Auth. Rev., Edward Hosp., Ser. A
A                 5.75        2/15/09        450
442,958
------------------------------------------------------------
------------------------------------------------------------
------
Maryland--2.1%
Maryland St. Stadium Auth. Lease Rev., Conv. Ctr.
   Expansion, A.M.B.A.C.
Aaa               5.375      12/15/00      1,000
1,034,820

------------------------------------------------------------
--------------------
-----30                                      See Notes to
Financial Statements.

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Massachusetts--4.3%
Mass. St. Gen. Oblig., Ser. C
Aaa               6.75%       8/01/06   $  1,000(d)  $
1,112,730
Mass. St. Spec. Oblig. Rev., Ser. A, A.M.B.A.C.
Aaa               5.25        6/01/09      1,000
993,590

------------

2,106,320
------------------------------------------------------------
------------------------------------------------------------
------
Michigan--5.0%
Battle Creek Wtr. Supp. Sys. Rev. Ref., A.M.B.A.C.
Aaa               4.75        9/01/10      1,000
925,200
Kalamazoo Hosp. Fin. Auth., Borgess. Med. Ctr., Ser A,
   A.M.B.A.C.
Aaa               5.00        6/01/04      1,000
1,000,580
Michigan Mun. Bond Auth. Rev., Wayne Cnty. Proj., M.B.I.A.
Aaa               7.40       12/01/02        500(d)
550,990

------------

2,476,770
------------------------------------------------------------
------------------------------------------------------------
------
Missouri--1.1%
New Madrid Elec. Pwr. Ctr. Plant, A.M.B.A.C.
Aaa               5.35       12/01/00        500
516,615
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey--11.4%
New Jersey Econ. Dev. Auth. Rev.,
   Mkt. Trans. Fac. Rev., M.B.I.A.
Aaa               5.75        7/01/06        950
994,374
   Mkt. Trans. Fac. Rev., M.B.I.A.
Aaa               5.80        7/01/07      1,000
1,041,660
   Performing Arts Ctr., A.M.B.A.C.
Aaa               6.00        6/15/08      1,410
1,506,106
So. Reg'l. High Sch. Dist., M.B.I.A.
Aaa               5.50        9/01/06      1,010
1,050,370
West Windsor Plainsboro Sch., F.G.I.C.
Aaa               5.25       12/01/05      1,000
1,026,840

------------

5,619,350
------------------------------------------------------------
------------------------------------------------------------
------
New York--5.5%
New York St. Env. Facs. Corp., Poll. Ctrl. Rev.
Aaa               5.80        1/15/14      1,280
1,312,550
New York St. Urban Dev. Corp. Rev.
Baa1              5.25        1/01/11      1,500
1,401,660

------------

2,714,210
------------------------------------------------------------
------------------------------------------------------------
------
Ohio--1.1%
Ohio St. Bldg. Auth., Admin. Bldg. Fund Proj., M.B.I.A.
Aaa               5.60       10/01/06        500
526,805
------------------------------------------------------------
------------------------------------------------------------
------
Oklahoma--4.8%
Oklahoma St. Ind. Auth. Rev. Hlth. Sys., Integris Bapt.,
   A.M.B.A.C.
Aaa               6.00        8/15/09      2,240
2,360,646

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
31 -----

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Oregon--3.8%
Multnomah Cnty. Sch. Dist. No. 3, Park Rose, F.G.I.C.
Aaa               5.60%      12/01/07   $  1,000     $
1,035,060
Oregon St. Dept. Trans. Rev., Regl. Lt. Rail Westside
   Proj., M.B.I.A.
Aaa               7.00        6/01/03        750
847,567

------------

1,882,627
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania--6.7%
Montgomery Cnty. Redev. Auth., Multifam. Hsg. Rev., Ser. A
NR                5.75        7/01/99        780
783,557
Pennsylvania St. Ctfs. of Part., Ser. A, F.S.A.
Aaa               6.25       11/01/06        600
641,922
Pennsylvania St. Higher Edl. Facs. Auth., Hlth. Svs. Rev.,
   M.B.I.A.
Aaa               5.70       11/15/11        755
768,899
Philadelphia Hosp. Auth. & Higher Edl. Auth., Childrens
   Seashore House, Ser. A
A-(c)             7.00        8/15/03      1,000
1,095,170

------------

3,289,548
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico--7.4%
Puerto Rico Aqueduct & Swr. Auth. Rev., M.B.I.A.
Aaa               6.00        7/01/07      1,250
1,355,500
Puerto Rico Gen. Oblig., Ser. A, M.B.I.A.
Aaa               6.25        7/01/10        750
798,473
Puerto Rico Hwy. Auth. Rev.,
   Ser. Q
Baa1              7.50        7/01/01        330(d)
371,329
   Ser. Q
Baa1              7.60        7/01/02        975(d)
1,100,385

------------

3,625,687
------------------------------------------------------------
------------------------------------------------------------
------
Texas--7.0%
Austin Util. Sys. Rev. Comb., Ser. A, M.B.I.A.
Aaa               4.875      11/15/10      1,830
1,708,891
Gulf Coast Wste. Disp. Auth. Rev., Bayport Area Sys.,
   F.S.A.
Aaa               5.50       10/01/10      1,075
1,075,763
San Antonio Elec. & Gas Rev., Ser. A, F.G.I.C.
Aaa             Zero          2/01/05      1,000
656,320

------------

3,440,974
------------------------------------------------------------
------------------------------------------------------------
------
Utah--2.2%
Utah St. Brd. of Regents, Student Loan Rev., Ser. F,
   A.M.B.A.C.
Aaa               7.00       11/01/01      1,000(e)
1,089,820
------------------------------------------------------------
------------------------------------------------------------
------
Washington--6.1%
Washington St. Pub. Pwr. Supp. Sys.,
   Nuclear Proj. No. 2, Ser. A
Aa1               4.90        7/01/05      2,000
1,948,640
   Nuclear Proj. No. 3, Ser. B
Aa1               7.00        7/01/99      1,000
1,061,050

------------

3,009,690

------------
Total long-term investments (cost $44,627,629)
45,896,159

------------

------------------------------------------------------------
--------------------
-----32                                      See Notes to
Financial Statements.

Portfolio of Investments                         PRUDENTIAL
MUNICIPAL BOND FUND
as of October 31, 1996 (Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--5.3%
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania--2.0%
Allegheny Cnty. Ind. Dev. Rev., USX Proj.
Baa3             5.30%       12/01/96   $  1,000     $
999,780
------------------------------------------------------------
------------------------------------------------------------
------
Texas--2.1%
Brazos River Auth. Poll. Ctrl. Rev., Texas Util. Elec.
   Co., Ser. 95C, F.R.D.D.
VMIG1             3.70       11/01/96        600
600,000
Gulf Coast Ind. Dev. Auth., Amoco Corp., Ser. 93, F.R.D.D.
VMIG1             3.70       11/01/96        400
400,000

------------

1,000,000
------------------------------------------------------------
------------------------------------------------------------
------
Wyoming--1.2%
Green River Poll. Ctrl. Rev., Rhone-Poulenc, Inc., Ser.
   92, F.R.D.D.
CPS1              3.60       11/01/96        600
600,000

------------
Total short-term investments (cost $2,600,000)
2,599,780

------------
OUTSTANDING PUT OPTION PURCHASED (b)
United States Treasury Bond Future, Dec. '96 @ $106.00
   (cost $2,999)
NR               --          12/16/96         20
313

------------
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--98.7%
(cost $47,230,628; Note 4)
48,496,252
Other assets in excess of liabilities--1.3%
655,847

------------
Net Assets--100%
$ 49,152,099

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation
     F.G.I.C.--Financial Guaranty Insurance Company
     F.R.D.D.--Floating Rate (Daily) Demand Note (f)
     F.S.A.--Financial Security Assurance
     M.B.I.A.--Municipal Bond Insurance Association
(b)  Non income producing security.
(c)  Standard & Poor's Rating.
(d)  Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
     obligations.
(e)  Principal amount pledged as initial margin on financial futures contracts.
(f)  The maturity date shown is the later of the next date
on which the
     security can be redeemed at par or the next date on
which the rate of
     interest is adjusted.
NR--Not rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
33 -----

Statement of Assets and Liabilities              PRUDENTIAL
MUNICIPAL BOND FUND
(Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Assets
October 31, 1996
Investments, at value (cost
$47,230,628)................................................
 ..................        $ 48,496,252
Cash........................................................
 ..............................................
68,630
Interest
receivable..................................................
 .....................................             869,026
Receivable for Fund shares
sold........................................................
 ...................                 428
Deferred expenses and other
assets......................................................
 ..................               1,370

----------------
   Total
assets......................................................
 .....................................          49,435,706

----------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ......................             107,013
Accrued
expenses....................................................
 ......................................              68,822
Dividends
payable.....................................................
 ....................................              56,442
Management fee
payable.....................................................
 ...............................              18,876
Distribution fee
payable.....................................................
 .............................              16,204
Due to broker - variation
margin......................................................
 ....................              16,250

----------------
   Total
liabilities.................................................
 .....................................             283,607

----------------
Net
Assets......................................................
 ..........................................        $
49,152,099

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $     45,956
   Paid-in capital in excess of
par.........................................................
 ..............          48,061,725

----------------

48,107,681
   Accumulated net realized loss on
investments.................................................
 ..........             (46,831)
   Net unrealized appreciation on
investments.................................................
 ............           1,091,249

----------------
Net assets, October 31,
1996........................................................
 ......................        $ 49,152,099

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($14,074,159 / 1,316,180 shares of beneficial interest
issued and outstanding)......................
$10.69
   Maximum sales charge (3% of offering
price)......................................................
 ......                 .33

----------------
   Maximum offering price to
public......................................................
 .................              $11.02

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($34,987,549 / 3,270,930 shares of beneficial interest
issued and outstanding)......................
$10.70

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($90,189 / 8,432 shares of beneficial interest issued
and outstanding)..............................
$10.70

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($201.70 / 18.867 shares of beneficial interest issued
and outstanding).............................
$10.69

----------------

----------------

------------------------------------------------------------
--------------------
-----34                                      See Notes to
Financial Statements.

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31,
1996
Income
   Interest................................      $1,385,821
                                              --------------
--
Expenses
   Management fee..........................         127,840
   Distribution fee--Class A...............           6,498
   Distribution fee--Class B...............          95,013
   Distribution fee--Class C...............             502
   Reports to shareholders.................          44,000
   Custodian's fees and expenses...........          41,000
   Registration Fees.......................          21,000
   Transfer agent's fees and expenses......          21,000
   Trustees' fees and expenses.............           8,000
   Audit fees and expenses.................           5,500
   Legal fees and expenses.................           3,500
   Miscellaneous...........................           3,835
                                              --------------
--
      Total expenses.......................         377,688
   Less: Management fee waiver.............         (12,784)
      Custodian fee credit.................            (957)
                                              --------------
--
      Net expenses.........................         363,947
                                              --------------
--
Net investment income......................       1,021,874
                                              --------------
--
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on:
   Investment transactions.................         228,214
   Financial futures contract
      transactions.........................          18,456
                                              --------------
--
                                                    246,670
                                              --------------
--
Net change in unrealized appreciation
   (depreciation) of:
   Investments.............................         116,873
   Financial futures contracts.............        (173,438)
                                              --------------
--
                                                    (56,565)
                                              --------------
--
Net gain on investments....................         190,105
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................      $1,211,979
                                              --------------
--
                                              --------------
--

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months         Year
                                        Ended          Ended
Increase (Decrease)                  October 31,     April
30,
in Net Assets                           1996            1996
Operations
   Net investment income...........  $ 1,021,874    $
2,384,372
   Net realized gain on investment
      transactions.................      246,670
636,281
   Net change in unrealized
      appreciation (depreciation)
      of investments...............      (56,565)
613,155
                                     -----------    --------
----
   Net increase in net assets
      resulting from operations....    1,211,979
3,633,808
                                     -----------    --------
----
Dividends and distribution (Note
   1):
   Dividends from net investment
      income
      Class A......................     (279,132)
(549,044)
      Class B......................     (740,317)
(1,828,010)
      Class C......................       (2,424)
(7,318)
      Class Z......................           (1)
--
                                     -----------    --------
----
                                      (1,021,874)
(2,384,372)
                                     -----------    --------
----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed...................    2,624,139
5,139,324
   Net asset value of shares issued
      in reinvestment of
      dividends....................      628,374
1,485,489
   Cost of shares reacquired.......   (7,617,587)
(16,260,658)
                                     -----------    --------
----
   Net decrease in net assets from
      Series share transactions....   (4,365,074)
(9,635,845)
                                     -----------    --------
----
Total decrease.....................   (4,174,969)
(8,386,409)
Net Assets
Beginning of period................   53,327,068
61,713,477
                                     -----------    --------
----
End of period......................  $49,152,099    $
53,327,068
                                     -----------    --------
----
                                     -----------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
35 -----

Notes to Financial Statements
(Unaudited)                                      PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------
Prudential Municipal Bond Fund (the ``Fund'') is registered under the Investment
Company Act of 1940 as a diversified, open-end management investment company.
The Fund was organized as an unincorporated business trust in Massachusetts on
November 3, 1986 and consists of three series: the High
Yield Series, the
Insured Series and the Intermediate Series. Investment operations for Class A,
Class B, Class C and Class Z shares of each series commenced on January 22,
1990, September 17, 1987, August 1, 1994 and September 13,
1996, respectively.

The investment objectives of the series are as follows: (i) the objective of the
High Yield Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured and
Intermediate Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements.
------------------------------------------------------------
Note 1. Accounting Policies

Securities Valuation: Municipal securities (including commitments to purchase such securities on a ``when-issued'' basis) are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the ``initial margin''. Subsequent payments, known as ``variation margin'', are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase.
When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased
(put). As a result,
the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The
Fund, as purchaser of an
option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. Premiums paid on purchases of portfolio
securities are amortized
as adjustments to interest income. Net investment income,
other than
distribution fees, and realized and unrealized gains or
------------------------------------------------------------
--------------------
-----36

Notes to Financial Statements
(Unaudited)                                      PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------
losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate tax paying entity. It is the intent of each series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net income to shareholders.
For this reason and because substantially all of the Fund's gross income consists of tax-exempt interest, no federal income tax provision is required.

Dividends and Distributions: Dividends from net investment
income are declared
daily and paid monthly. The Fund will distribute at least
annually any net
capital gains. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management, LLC.
(``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net asets of each series in excess of
$1 billion. PMF has agreed to voluntarily waive a portion of each Series' management fee, which amounted to $259,358, $143,406, and $12,784 for the High
Yield Series, Insured Series, and Intermediate Series, respectively for the six months ended October 31, 1996. Such amounts represented .05 of 1% of average daily net assets, as annualized, for each Series or $.003 per share.

The Fund has a distribution agreement with Prudential
Securities Incorporated
(``PSI''), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensates PSI for distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to plans of distribution
(the ``Class A, B and C Plans''), regardless of expenses actually incurred by
PSI. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended October 31, 1996.

PSI has advised the Fund that it received approximately
$224,600 ($133,600-High
Yield Series; $84,500-Insured Series; $6,500-Intermediate
Series) in front-end
sales charges resulting from sales of Class A shares during the six months ended
October 31, 1996. From these fees, PSI paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the six months ended
October 31, 1996, it
received approximately $986,200 ($589,100-High Yield Series;
$350,200-Insured
Series; $46,900-Intermediate Series) in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

PSI, PIC and PMF are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the six
months ended October
31, 1996, the Fund incurred fees of approximately $438,700
($236,800-High Yield
Series; $181,200-Insured Series; $20,700-Intermediate
Series) for the services
of PMFS. As of October 31, 1996, approximately $65,000
($36,300-High Yield
Series; $25,700-Insured Series; $3,000-Intermediate Series)
of such fees were
due to PMFS. Transfer agent fees and expenses in the
Statement of Operations
also include certain out of pocket expenses paid to non-
affiliates.
------------------------------------------------------------
--------------------

37 -----

Notes to Financial Statements
(Unaudited)                                      PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 1996, were as follows:

Series                              Purchases         Sales
--------------------------------   ------------    ---------
---
High Yield......................   $136,636,316
$146,048,939
Insured.........................    372,587,017
397,231,774
Intermediate....................     12,317,701
17,624,882

At October 31, 1996, the High Yield Series, the Insured
Series and the
Intermediate Series bought 375,250 and 40 financial futures contracts, respectively of U.S. Treasury Bonds expiring in December
'96.

The values of these financial futures contracts at October
31, 1996 were as
follows:

                                        Financial Futures
                                         Contracts Bought
                             -------------------------------
---------
                             High Yield      Insured
Intermediate
                               Series        Series
Series
                             -----------   -----------   ---
---------
Value at disposition.......  $42,375,000   $26,648,437    $
4,345,625
Value at October 31,
  1996.....................   40,802,344    28,250,000
4,520,000
                             -----------   -----------   ---
---------
Unrealized gain (loss).....  $ 1,572,656   $(1,601,563)   $
(174,375)
                             -----------   -----------   ---
---------
                             -----------   -----------   ---
---------

The federal income tax basis of the Fund's investments, at October 31, 1996 was
$978,965,171-High Yield Series; $528,356,645-Insured Series;
and
$47,227,942-Intermediate Series and, accordingly, net unrealized appreciation of investments for federal income tax purposes was as follows:

                                            Gross
Gross
                      Net unrealized     unrealized
unrealized
Series                 appreciation      appreciation
depreciation
--------------------  --------------     -----------     ---
--------
High Yield..........   $ 37,079,825      $58,563,404
$21,483,404
Insured.............     21,507,258       22,513,721
1,006,463
Intermediate........      1,268,310        1,547,909
279,599

The High Yield Series has a net capital loss carryforward as of April 30, 1996
of approximately $13,768,000, of which $2,024,000 expires in
2002, $5,361,000
expires in 2003 and $6,383,000 expires in 2004. The Insured
Series has a net
capital loss carryforward of $630,700, which expires in
2003. The Intermediate
Series has a net capital loss carryforward of $337,600,
which expires in 2004.
------------------------------------------------------------
Note 5. Capital

Each series offers Class A, Class B, Class C and Class Z
shares. Class A shares
are sold with a front-end sales charge of up to 3.0%. Class
B shares are sold
with a contingent deferred sales charge which declines from
5% to zero depending
on the period of time the shares are held. Class C shares
are sold with a
contingent deferred sales charge of 1% during the first
year. Class B shares
automatically convert to Class A shares on a quarterly basis approximately seven
years after purchase. A special exchange privilege is also
available for
shareholders who qualify to purchase Class A shares at net
asset value. Class Z
shares are not subject to any sales or redemption charge and are offered
exclusively for sale to the participants of the PSI 401(K)
Plan, a defined
contribution plan sponsored by PSI.
------------------------------------------------------------
--------------------
-----38

Notes to Financial Statements
(Unaudited)                                      PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

                                        High Yield Series
Insured Series                Intermediate Series
                                             Class A
Class A                          Class A
  Six Months Ended October 31,     -------------------------
---      ----------------------------      -----------------
---------
              1996                   Shares          Amount
Shares          Amount            Shares         Amount
--------------------------------   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Shares issued...................     1,476,323    $
15,957,686          571,417    $   6,256,400          63,571
$    674,613
Shares issued in reinvestment of
   dividends....................       374,046
4,032,177          193,826        2,135,872          15,433
163,952
Shares reacquired...............    (2,386,160)
(25,659,349)      (2,109,419)     (23,196,437)
(198,735)     (2,104,137)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net decrease in shares
   outstanding before
   conversion...................      (535,791)
(5,669,486)      (1,344,176)     (14,804,165)
(119,731)     (1,265,572)
Shares issued upon conversion
   from Class B.................     8,006,163
85,814,679        5,777,892       63,012,366         257,138
2,717,284
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net increase in shares
   outstanding..................     7,470,372    $
80,145,193        4,433,716    $  48,208,201         137,407
$  1,451,712
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                             Class A
Class A                          Class A
                                   -------------------------
---      ----------------------------      -----------------
---------
   Year Ended April 30, 1996         Shares          Amount
Shares          Amount            Shares         Amount
--------------------------------   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Shares issued...................     2,842,337    $
31,224,578        2,115,326    $  23,453,210         101,764
$  1,079,376
Shares issued in reinvestment of
   dividends and
   distributions................       474,421
5,188,074          266,368        2,962,597          31,524
338,680
Shares reacquired...............    (3,287,941)
(36,026,405)      (3,699,272)     (41,190,146)
(466,658)     (4,985,578)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net increase (decrease) in
   shares outstanding before
   conversion...................        28,817
386,247       (1,317,578)     (14,774,339)       (333,370)
(3,567,522)
Shares issued upon conversion
   from Class B.................    10,054,570
110,522,327        7,072,139       78,989,223
506,425       5,415,903
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net increase in shares
   outstanding..................    10,083,387    $
110,908,574        5,754,561    $  64,214,884
173,055    $  1,848,381
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                             Class B
Class B                          Class B
  Six Months Ended October 31,     -------------------------
---      ----------------------------      -----------------
---------
              1996                   Shares          Amount
Shares          Amount            Shares         Amount
--------------------------------   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Shares issued...................     3,620,140    $
38,965,115          607,426    $   6,673,669         180,023
$  1,912,267
Shares issued in reinvestment of
   dividends....................       935,597
10,076,726          463,998        5,112,949          43,539
462,461
Shares reacquired...............    (5,014,246)
(54,225,483)      (3,351,797)     (36,875,169)
(502,912)     (5,341,570)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net decrease in shares
   outstanding before
   conversion...................      (485,509)
(5,183,642)      (2,280,373)     (25,088,551)
(279,350)     (2,966,842)
Shares reacquired upon
   conversion into Class A......    (8,006,163)
(85,814,679)      (5,772,598)     (63,012,366)
(256,895)     (2,717,284)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net decrease in shares
   outstanding..................    (8,491,672)   $
(90,998,321)      (8,052,971)   $ (88,100,917)
(536,245)   $ (5,684,126)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                             Class B
Class B                          Class B
                                   -------------------------
---      ----------------------------      -----------------
---------
   Year Ended April 30, 1996         Shares          Amount
Shares          Amount            Shares         Amount
--------------------------------   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Shares issued...................     8,170,060    $
89,622,344        2,338,885    $  26,086,324         371,018
$  4,000,248
Shares issued in reinvestment of
   dividends and
   distributions................     2,260,660
24,711,652        1,268,212       14,112,201         106,165
1,139,952
Shares reacquired...............   (12,855,885)
(140,769,139)      (8,438,736)     (93,993,036)
(1,047,502)    (11,264,240)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net decrease in shares
   outstanding before
   conversion...................    (2,425,165)
(26,435,143)      (4,831,639)     (53,794,511)
(570,319)     (6,124,040)
Shares reacquired upon
   conversion into Class A......   (10,054,570)
(110,522,327)      (7,065,810)     (78,989,223)
(506,284)     (5,415,903)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net decrease in shares
   outstanding..................   (12,479,735)
$(136,957,470)     (11,897,449)   $(132,783,734)
(1,076,603)   $(11,539,943)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------

------------------------------------------------------------
--------------------

39 -----

Notes to Financial Statements
(Unaudited)                                      PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------

                                        High Yield Series
Insured Series                Intermediate Series
                                             Class C
Class C                          Class C
  Six Months Ended October 31,     -------------------------
---      ----------------------------      -----------------
---------
              1996                   Shares          Amount
Shares          Amount            Shares         Amount
--------------------------------   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Shares issued...................       243,897    $
2,623,494           11,900    $     130,464           3,470
$     37,059
Shares issued in reinvestment of
   dividends....................        13,137
141,559            1,528           16,849             185
1,960
Shares reacquired...............       (86,257)
(930,406)         (37,120)        (409,295)        (16,362)
(171,880)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net increase (decrease) in
   shares outstanding...........       170,777    $
1,834,647          (23,692)   $    (261,982)        (12,707)
$   (132,861)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                             Class C
Class C                          Class C
                                   -------------------------
---      ----------------------------      -----------------
---------
   Year Ended April 30, 1996         Shares          Amount
Shares          Amount            Shares         Amount
--------------------------------   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Shares issued...................       389,662    $
4,263,670           58,297    $     648,000           5,515
$     59,700
Shares issued in reinvestment of
   dividends and
   distributions................        20,619
225,710            2,784           31,032             638
6,857
Shares reacquired...............      (104,405)
(1,131,704)          (5,738)         (64,264)
(1,003)        (10,840)
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Net increase in shares
   outstanding..................       305,876    $
3,357,676           55,343    $     614,768           5,150
$     55,717
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                             Class Z
Class Z                          Class Z
 September 13, 1996(a) Through     -------------------------
---      ----------------------------      -----------------
---------
        October 31, 1996             Shares          Amount
Shares          Amount            Shares         Amount
--------------------------------   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Shares issued...................        10,815    $
117,179               17    $         200              18
$        200
Shares issued in reinvestment of
   dividends....................             2
22                1                1               1
1
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
Increase in shares
   outstanding..................        10,817    $
117,201               18    $         201              19
$        201
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------
                                   -----------    ----------
---      -----------    -------------      ----------    ---
---------

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------
Note 6. Dividends

On December 12, 1996, the Board of Trustees of the Fund declared the following dividends per Class A, B, C and Z shares, payable on December 20, 1996 to shareholders of record on December 17, 1996.

                              Special Taxable      Long Term
Series                        Ordinary Income    Capital
Gains
---------------------------   ---------------    -----------
--
High Yield Series..........            $.0013
--
Insured Series.............            $.0060
$.1090
Intermediate Series........            $.0072
--

------------------------------------------------------------
--------------------
-----40

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Class A
                                                      ------
------------------------------------------------------------
-------
                                                      Six
Months

Ended                          Years Ended April 30,

October 31,     --------------------------------------------
-------------

1996           1996         1995        1994        1993
1992
                                                      ------
-----     --------     --------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................   $
10.70      $  10.72     $  10.74     $ 11.14     $ 10.68
$ 10.45
                                                      ------
-----     --------     --------     -------     -------
-------
Income from investment operations
Net investment income...............................
 .36(b)        .72(b)       .72(b)      .72         .77
 .77(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .20          (.02)        (.02)       (.39)        .46
 .23
                                                      ------
-----     --------     --------     -------     -------
-------
   Total from investment operations.................
 .56           .70          .70         .33        1.23
1.00
                                                      ------
-----     --------     --------     -------     -------
-------
Less distributions
Dividends from net investment income................
(.36)         (.72)        (.72)       (.72)       (.77)
(.77)
Distributions from capital gains....................
--            --           --        (.01)         --
--
                                                      ------
-----     --------     --------     -------     -------
-------
   Total distributions..............................
(.36)         (.72)        (.72)       (.73)       (.77)
(.77)
                                                      ------
-----     --------     --------     -------     -------
-------
Net asset value, end of period......................   $
10.90      $  10.70     $  10.72     $ 10.74     $ 11.14
$ 10.68
                                                      ------
-----     --------     --------     -------     -------
-------
                                                      ------
-----     --------     --------     -------     -------
-------
TOTAL RETURN(a):....................................
5.23%         6.55%        6.90%       2.88%      11.90%
9.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................   $
308,597      $223,073     $115,501     $54,491     $43,529
$24,725
Average net assets (000)............................   $
264,958      $162,329     $ 65,207     $52,982     $31,658
$19,702
Ratios to average net assets:
   Expenses, including distribution fees............
0.65%(b)(c)     0.64%(b)     0.69%(b)    0.69%     0.74%
0.65%(b)
   Expenses, excluding distribution fees............
0.55%(b)(c)     0.54%(b)     0.59%(b)    0.59%     0.64%
0.55%(b)
   Net investment income............................
6.53%(b)(c)     6.58%(b)     6.83%(b)    6.42%     7.04%
7.25%(b)
Portfolio turnover rate.............................
14%           35%          39%         36%         27%
34%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and reinvestment of
dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waivers.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
41 -----

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Class B
                                                      ------
------------------------------------------------------------
---
                                                      Six
Months

Ended                        Years Ended April 30,

October 31,     --------------------------------------------
---------

1996           1996          1995           1994
1993
                                                      ------
-----     --------     ----------     ----------     -------
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................   $
10.69      $  10.72     $    10.74     $    11.14     $
10.68
                                                      ------
-----     --------     ----------     ----------     -------
---
Income from investment operations
Net investment income...............................
 .33(b)        .68(b)         .68(b)         .68
 .73
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .20          (.03)          (.02)          (.39)
 .46
                                                      ------
-----     --------     ----------     ----------     -------
---
   Total from investment operations.................
 .53           .65            .66            .29
1.19
                                                      ------
-----     --------     ----------     ----------     -------
---
Less distributions
Dividends from net investment income................
(.33)         (.68)          (.68)          (.68)
(.73)
Distributions from capital gains....................
--            --             --           (.01)            -
-
                                                      ------
-----     --------     ----------     ----------     -------
---
   Total distributions..............................
(.33)         (.68)          (.68)          (.69)
(.73)
                                                      ------
-----     --------     ----------     ----------     -------
---
Net asset value, end of period......................   $
10.89      $  10.69     $    10.72     $    10.74     $
11.14
                                                      ------
-----     --------     ----------     ----------     -------
---
                                                      ------
-----     --------     ----------     ----------     -------
---
TOTAL RETURN(a):....................................
5.03%         6.12%          6.37%          2.46%
11.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................   $
721,412      $799,048     $  934,725     $1,099,640
$1,028,480
Average net assets (000)............................   $
756,456      $900,115     $1,024,132     $1,132,653     $
893,203
Ratios to average net assets:
   Expenses, including distribution fees............
1.05%(b)(c)     1.04%(b)       1.09%(b)       1.09%
1.14%
   Expenses, excluding distribution fees............
0.55%(b)(c)     0.54%(b)       0.59%(b)       0.58%
0.64%
   Net investment income............................
6.12%(b)(c)     6.19%(b)       6.37%(b)       6.02%
6.66%
Portfolio turnover rate.............................
14%           35%            39%            36%
27%


                                                        1992
                                                      ------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................  $
10.45
                                                      ------
--
Income from investment operations
Net investment income...............................
 .73)
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .23
                                                      ------
--
   Total from investment operations.................
 .96
                                                      ------
--
Less distributions
Dividends from net investment income................
(.73)
Distributions from capital gains....................
--
                                                      ------
--
   Total distributions..............................
(.73)
                                                      ------
--
Net asset value, end of period......................  $
10.68
                                                      ------
--
                                                      ------
--
TOTAL RETURN(a):....................................
9.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................
$803,838
Average net assets (000)............................
$759,779
Ratios to average net assets:
   Expenses, including distribution fees............
1.05%(b)
   Expenses, excluding distribution fees............
0.55%(b)
   Net investment income............................
6.85%(b)
Portfolio turnover rate.............................
34%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and reinvestment of
dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waivers.
(c) Annualized.
------------------------------------------------------------
--------------------
-----42                                      See Notes to
Financial Statements.

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 HIGH YIELD
SERIES
------------------------------------------------------------
--------------------

Class C                         Class Z
                                                        ----
------------------------------------     -------------

August 1,      September 13,
                                                        Six
Months        Year         1994(c)          1996(d)

Ended          Ended        Through          Through

October 31,     April 30,     April 30,       October 31,

1996           1996           1995            1996
                                                        ----
-------     ---------     ----------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $
10.69        $ 10.72        $10.79          $ 10.79

-----            -----
                                                        ----
-------     ---------
Income from investment operations
Net investment income...............................
 .32(b)         .65(b)        .49(b)           .09(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .20           (.03)         (.07)             .10

-----            -----
                                                        ----
-------     ---------
   Total from investment operations.................
 .52            .62           .42              .19

-----            -----
                                                        ----
-------     ---------
Less distributions
Dividends from net investment income................
(.32)          (.65)         (.49)            (.09)

-----            -----
                                                        ----
-------     ---------
Net asset value, end of period......................      $
10.89        $ 10.69        $10.72          $ 10.89
                                                        ----
-------     ---------        -----            -----
                                                        ----
-------     ---------        -----            -----
TOTAL RETURN(a):....................................
4.90%          5.86%         3.91%            1.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $
8,452        $ 6,471        $3,208          $   118
Average net assets (000)............................      $
7,558        $ 5,608        $1,385          $    15
Ratios to average net assets:
   Expenses, including distribution fees............
1.30%(b)(e)     1.29%(b)     1.34%(b)(e)       .63%(b)(e)
   Expenses, excluding distribution fees............
 .55%(b)(e)      .54%(b)      .59%(b)(e)       .63%(b)(e)
   Net investment income............................
5.88%(b)(e)     5.93%(b)     6.34%(b)(e)      7.53%(b)(e)
Portfolio turnover rate.............................
14%            35%           39%              14%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and reinvestment of
dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waivers.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
43 -----

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED
SERIES
------------------------------------------------------------
--------------------

Class A
                                                      ------
------------------------------------------------------------
------
                                                      Six
Months

Ended                         Years Ended April 30,

October 31,     --------------------------------------------
------------

1996           1996        1995        1994        1993
1992
                                                      ------
-----     --------     -------     -------     -------     -
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................   $
10.94      $  10.83     $ 10.71     $ 11.44     $ 10.98
$ 10.76
                                                      ------
-----     --------     -------     -------     -------     -
------
Income from investment operations
Net investment income...............................
 .28(b)        .58(b)      .58(b)      .58         .61
 .66(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .21           .11         .12        (.43)        .73
 .24
                                                      ------
-----     --------     -------     -------     -------     -
------
   Total from investment operations.................
 .49           .69         .70         .15        1.34
 .90
                                                      ------
-----     --------     -------     -------     -------     -
------
Less distributions
Dividends from net investment income................
(.28)         (.58)       (.58)       (.58)       (.61)
(.66)
Distributions from capital gains....................
--            --          --        (.30)       (.27)
(.02)
                                                      ------
-----     --------     -------     -------     -------     -
------
   Total distributions..............................
(.28)         (.58)       (.58)       (.88)       (.88)
(.68)
                                                      ------
-----     --------     -------     -------     -------     -
------
Net asset value, end of period......................   $
11.15      $  10.94     $ 10.83     $ 10.71     $ 11.44
$ 10.98
                                                      ------
-----     --------     -------     -------     -------     -
------
                                                      ------
-----     --------     -------     -------     -------     -
------
TOTAL RETURN(a):....................................
4.46%         6.47%       6.73%       1.04%      12.68%
8.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................   $
191,654      $139,548     $75,800     $30,669     $30,098
$19,177
Average net assets (000)............................   $
167,559      $102,456     $39,471     $32,309     $24,589
$12,731
Ratios to average net assets:
   Expenses, including distribution fees............
0.68%(b)(c)     0.68%(b)    0.74%(b)    0.71%     0.72%
0.62%(b)
   Expenses, excluding distribution fees............
0.58%(b)(c)     0.58%(b)    0.64%(b)    0.61%     0.62%
0.52%(b)
   Net investment income............................
4.94%(b)(c)     5.20%(b)    5.45%(b)    5.09%     5.46%
6.06%(b)
Portfolio turnover rate.............................
71%           68%         64%        105%         85%
56%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waivers.
(c) Annualized.
------------------------------------------------------------
--------------------
-----44                                      See Notes to
Financial Statements.

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED
SERIES
------------------------------------------------------------
--------------------

Class B
                                                      ------
------------------------------------------------------------
----------
                                                      Six
Months

Ended                           Years Ended April 30,

October 31,     --------------------------------------------
----------------

1996           1996         1995         1994         1993
                                                      ------
-----     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................   $
10.95      $  10.84     $  10.71     $  11.44     $  10.99
                                                      ------
-----     --------     --------     --------     --------
Income from investment operations
Net investment income...............................
 .25(b)        .54(b)       .54(b)       .54          .56
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .21           .11          .13         (.43)         .72
                                                      ------
-----     --------     --------     --------     --------
   Total from investment operations.................
 .46           .65          .67          .11         1.28
                                                      ------
-----     --------     --------     --------     --------
Less distributions
Dividends from net investment income................
(.25)         (.54)        (.54)        (.54)        (.56)
Distributions from capital gains....................
--            --           --         (.30)        (.27)
                                                      ------
-----     --------     --------     --------     --------
   Total distributions..............................
(.25)         (.54)        (.54)        (.84)        (.83)
                                                      ------
-----     --------     --------     --------     --------
Net asset value, end of period......................   $
11.16      $  10.95     $  10.84     $  10.71     $  11.44
                                                      ------
-----     --------     --------     --------     --------
                                                      ------
-----     --------     --------     --------     --------
TOTAL RETURN(a):....................................
4.25%         6.04%        6.40%        0.63%       12.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................   $
361,943      $443,391     $567,648     $740,447     $770,060
Average net assets (000)............................   $
400,329      $524,452     $660,237     $807,794     $705,846
Ratios to average net assets:
   Expenses, including distribution fees............
1.08%(b)(c)     1.08%(b)     1.14%(b)     1.11%      1.12%
   Expenses, excluding distribution fees............
0.58%(b)(c)     0.58%(b)     0.64%(b)     0.61%      0.62%
   Net investment income............................
4.53%(b)(c)     4.80%(b)     4.99%(b)     4.69%      5.06%
Portfolio turnover rate.............................
71%           68%          64%         105%          85%


1992
                                                        ----
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................$  10.76
                                                    --------
Income from investment operations
Net investment income...............................
 .62(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................     .25
                                                    --------
   Total from investment operations.................     .87
                                                    --------
Less distributions
Dividends from net investment income................
(.62)
Distributions from capital gains....................
(.02)
                                                    --------
   Total distributions..............................
(.64)
                                                    --------
Net asset value, end of period......................$  10.99
                                                    --------
                                                    --------
TOTAL RETURN(a):....................................
8.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................$638,451
Average net assets (000)............................$609,516
Ratios to average net assets:
   Expenses, including distribution fees............
1.02%(b)
   Expenses, excluding distribution fees............
0.52%(b)
   Net investment income............................
5.66%(b)
Portfolio turnover rate.............................
56%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waivers.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
45 -----

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED
SERIES
------------------------------------------------------------
--------------------

Class C                         Class Z
                                                        ----
------------------------------------     -------------

August 1,      September 13,
                                                        Six
Months        Year         1994(c)          1996(d)

Ended          Ended        Through          Through

October 31,     April 30,     April 30,       October 31,

1996           1996           1995            1996
                                                        ----
-------     ---------     ----------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $
10.95        $ 10.84        $10.79          $ 11.05
                                                        ----
-------     ---------        -----            -----
Income from investment operations
Net investment income...............................
 .24(b)         .51(b)        .39(b)           .07(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .21            .11           .05              .10
                                                        ----
-------     ---------        -----            -----
   Total from investment operations.................
 .45            .62           .44              .17
                                                        ----
-------     ---------        -----            -----
Less distributions
Dividends from net investment income................
(.24)          (.51)         (.39)            (.07)

                                                        ----
-------     ---------       -----            -----
Net asset value, end of period......................      $
11.16        $ 10.95        $10.84          $ 11.15
                                                        ----
-------     ---------        -----            -----
                                                        ----
-------     ---------        -----            -----
TOTAL RETURN(a):....................................
4.12%          5.78%         4.03%            1.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $
894        $ 1,137        $  525          $   202(f)
Average net assets (000)............................      $
1,059        $   827        $  224          $   201(f)
Ratios to average net assets:
   Expenses, including distribution fees............
1.33%(b)(e)     1.33%        1.39%(b)(e)       .24%(b)(e)
   Expenses, excluding distribution fees............
 .58%(b)(e)      .58%         .64%(b)(e)       .24%(b)(e)
   Net investment income............................
4.28%(b)(e)     4.56%        4.92%(b)(e)      5.33%(b)(e)
Portfolio turnover rate.............................
71%            68%           64%              71%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and reinvestment of
dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waivers.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
(f) Figures are actual and not rounded to the nearest
thousand.
------------------------------------------------------------
--------------------
-----46                                      See Notes to
Financial Statements.

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Class A
                                                      ------
------------------------------------------------------------
--
                                                      Six
Months

Ended                       Years Ended April 30,

October 31,     --------------------------------------------
--------

1996          1996        1995        1994       1993
1992
                                                      ------
-----     -------     -------     ------     ------     ----
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................   $
10.65      $ 10.45     $ 10.67     $11.08     $10.59
$10.48
                                                      ------
-----     -------     -------     ------     ------     ----
--
Income from investment operations
Net investment income...............................
 .23(b)       .47(b)      .51(b)     .53        .54(b)
 .57(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .04          .20        (.03)      (.19)       .60
 .26
                                                      ------
-----     -------     -------     ------     ------     ----
--
   Total from investment operations.................
 .27          .67         .48        .34       1.14
 .83
                                                      ------
-----     -------     -------     ------     ------     ----
--
Less distributions
Dividends from net investment income................
(.23)        (.47)       (.51)      (.53)      (.54)
(.57)
Distributions in excess of net investment income....
--           --        (.01)        --         --         --
Distributions from capital gains....................
--           --        (.18)      (.22)      (.11)
(.15)
                                                      ------
-----     -------     -------     ------     ------     ----
--
   Total distributions..............................
(.23)        (.47)       (.70)      (.75)      (.65)
(.72)
                                                      ------
-----     -------     -------     ------     ------     ----
--
Net asset value, end of period......................   $
10.69      $ 10.65     $ 10.45     $10.67     $11.08
$10.59
                                                      ------
-----     -------     -------     ------     ------     ----
--
                                                      ------
-----     -------     -------     ------     ------     ----
--
TOTAL RETURN(a):....................................
2.56%        6.48%       4.52%      2.83%     11.13%
8.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................   $
14,074      $12,552     $10,507     $5,810     $3,594
$1,424
Average net assets (000)............................   $
12,891      $12,604     $ 7,742     $4,981     $1,883     $
599
Ratios to average net assets:
   Expenses, including distribution fees............
1.12%(b)(c)    1.16%(b)    1.05%(b)   1.00%    1.06%(b)
1.06%(b)
   Expenses, excluding distribution fees............
1.02%(b)(c)    1.06%(b)    0.95%(b)   0.90%    0.96%(b)
0.96%(b)
   Net investment income............................
4.30%(b)(c)    4.36%(b)    4.75%(b)   4.63%    5.09%(b)
5.41%(b)
Portfolio turnover rate.............................
26%          35%         30%        55%        22%
78%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and reinvestment of
dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waivers.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
47 -----

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Class B
                                                      ------
------------------------------------------------------------
-----
                                                      Six
Months

Ended                         Years Ended April 30,

October 31,     --------------------------------------------
-----------

1996          1996        1995        1994        1993
1992
                                                      ------
-----     -------     -------     -------     -------     --
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................   $
10.65      $ 10.45     $ 10.68     $ 11.09     $ 10.60     $
10.48
                                                      ------
-----     -------     -------     -------     -------     --
-----
Income from investment operations
Net investment income...............................
 .21(b)       .43(b)      .45(b)      .48         .50(b)
 .53(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .05          .20        (.04)       (.19)        .60
 .27
                                                      ------
-----     -------     -------     -------     -------     --
-----
   Total from investment operations.................
 .26          .63         .41         .29        1.10
 .80
                                                      ------
-----     -------     -------     -------     -------     --
-----
Less distributions
Dividends from net investment income................
(.21)        (.43)       (.45)       (.48)       (.50)
(.53)
Distributions in excess of net investment income....
--           --        (.01)         --          --
--
Distributions from capital gains....................
--           --        (.18)       (.22)       (.11)
(.15)
                                                      ------
-----     -------     -------     -------     -------     --
-----
   Total distributions..............................
(.21)        (.43)       (.64)       (.70)       (.61)
(.68)
                                                      ------
-----     -------     -------     -------     -------     --
-----
Net asset value, end of period......................   $
10.70      $ 10.65     $ 10.45     $ 10.68     $ 11.09     $
10.60
                                                      ------
-----     -------     -------     -------     -------     --
-----
                                                      ------
-----     -------     -------     -------     -------     --
-----
TOTAL RETURN(a):....................................
2.45%        6.05%       3.99%       2.43%      10.62%
7.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................   $
34,988      $40,550     $51,039     $65,215     $57,049
$45,401
Average net assets (000)............................   $
37,695      $46,127     $60,174     $59,811     $50,154
$44,439
Ratios to average net assets:
   Expenses, including distribution fees............
1.52%(b)(c)    1.56%(b)    1.45%(b)    1.40%     1.46%(b)
1.46%(b)
   Expenses, excluding distribution fees............
1.02%(b)(c)    1.06%(b)    0.95%(b)    0.90%     0.96%(b)
0.96%(b)
   Net investment income............................
3.90%(b)(c)    3.96%(b)    4.35%(b)    4.23%     4.69%(b)
5.01%(b)
Portfolio turnover rate.............................
26%          35%         30%         55%         22%
78%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and reinvestment of
dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waivers.
(c) Annualized.
------------------------------------------------------------
--------------------
-----48                                      See Notes to
Financial Statements.

                                                PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                INTERMEDIATE
SERIES
------------------------------------------------------------
--------------------

Class C                         Class Z
                                                        ----
------------------------------------     -------------

August 1,      September 13,
                                                        Six
Months        Year         1994(c)          1996(d)

Ended          Ended        Through          Through

October 31,     April 30,     April 30,       October 31,

1996           1996           1995            1996
                                                        ----
-------     ---------     ----------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $
10.65        $ 10.45        $10.54          $ 10.63
                                                        ----
-------     ---------        -----            -----
Income from investment operations
Net investment income...............................
 .19(b)         .40(b)        .35(b)           .07(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .05            .20          (.08)             .06
                                                        ----
-------     ---------        -----            -----
   Total from investment operations.................
 .24            .60           .27              .13
                                                        ----
-------     ---------        -----            -----
Less distributions
Dividends from net investment income................
(.19)          (.40)         (.35)            (.07)
Distributions in excess of net investment income....
--             --          (.01)              --
                                                        ----
-------     ---------        -----            -----
   Total distributions..............................
(.19)          (.40)         (.36)            (.07)
                                                        ----
-------     ---------        -----            -----
Net asset value, end of period......................      $
10.70        $ 10.65        $10.45          $ 10.69
                                                        ----
-------     ---------        -----            -----
                                                        ----
-------     ---------        -----            -----
TOTAL RETURN(a):....................................
2.31%          5.79%         2.14%            1.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $
90        $   225        $  167          $   202(f)
Average net assets (000)............................      $
133        $   197        $   28          $   201(f)
Ratios to average net assets:
   Expenses, including distribution fees............
1.77%(b)(e)     1.81%(b)     1.81%(b)(e)       .24%(b)(e)
   Expenses, excluding distribution fees............
1.02%(b)(e)     1.06%(b)     1.06%(b)(e)       .24%(b)(e)
   Net investment income............................
3.62%(b)(e)     3.71%(b)     4.34%(b)(e)      5.34%(b)(e)
Portfolio turnover rate.............................
26%            35%           30%              26%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and reinvestment of
dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waivers.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
(f) Figures are actual and are not rounded to the nearest
thousand.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
49 -----

Getting The Most From
Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first
on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports onsuccessful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also
shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing.
A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From
Your Prudential Mutual Fund.
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Susan C. Cote, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795


The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1996 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)                                    BULK RATE
Prudential Mutual Funds                 U.S. POSTAGE
Gateway Center Three                        PAID
100 Mulberry Street                      Permit 6807
Newark, NJ  07102-4077                   New York, NY
(800) 225-1852

74435L103     74435L301    74435L509   MF133E2
74435L202     74435L400    74435L608   CAT#44416FI
74435L707     74435L806    74435L889
74435L871     74435L863    74435L855